SECURITIES ACT FILE NO. 33-12213
                                        INVESTMENT COMPANY ACT FILE NO. 811-5037
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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                            ------------------------


                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / /
                         Pre-Effective Amendment No.                         / /
                        Post Effective Amendment No. 33                      /X/

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      / /
                                Amendment No. 34                             /X/
                        (Check appropriate box or boxes)
                       PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)



                           479 West 22nd Street
                             New York, NY 10011

              Registrant's Telephone Number, including Area Code:
                                 (212) 633-9700

                               Steven J. Paggioli
                       Professionally Managed Portfolios
                              479 West 22nd Street
                               New York, NY 10011

                    (Name and Address of Agent for Service)

                                    Copy to:

                              Julie Allecta, Esq.
                       Heller, Ehrman, White & McAuliffe
                                333 Bush Street
                            San Francisco, CA 94104
                            ------------------------

It is proposed that this filing will become effective:

    XX Immediately upon filing pursuant to paragraph (b)
    --
       On             pursuant to paragraph (b)
    --
       60 days after filing pursuant to paragraph (a)(1)
    --
       On             pursuant to paragraph (a)(1)
    --
       75 days after filing pursuant to paragraph (a)(2)
    --
       On             pursuant to paragraph (a)(2) of Rule 485
    --

If appropriate, check the following box:  /  /

       this post-effective amendment designates a new effective date for a
    --
       previously filed post-effective amendment.
                            ------------------------


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares of beneficial interest, no par value. The most current notice required by Rule 24f-2 will be filed on or before October 31, 1996.

                    CROSS REFERENCE SHEET
                 (as required by Rule 495)

N-1A Item No.                                   Location

Part A

Item 1.  Cover Page...........................        Cover Page
Item 2.  Synopsis.............................        Expense
                                                       Table


Item 3.  Financial Highlights.................        N/A


Item 4.  General Description of Registrant....      Investment
                                                   Objective,
                                                   Policies and
                                                    Risks;


Item 5.  Management of the Fund...............      Management
                                                    of the Fund

Item 5A  Management's Discussion of Fund            See Annual
         Performance                                Reports to
                                                    Shareholders

Item 6.  Capital Stock and Other Securities. . .    Distributions
                                                    and Taxes;
                                                    How the
                                                    Fund's Per
                                                    Share Value
                                                    is Determined

Item 7.  Purchase of Securities Being Offered . .   How to Invest
                                                    in the Fund;
                                                    How the
                                                    Fund's Per
                                                    Share Value
                                                    is Determined

Item 8.  Redemption or Repurchase. . . . . . . .    How to Redeem
                                                    an Investment
                                                    in the Fund

 Item 9.  Pending Legal Proceedings . . . . . . .  N/A

Part B

Item 10. Cover Page .............................      Cover Page

Item 11. Table of Contents.......................      Table of
                                                       Contents

Item 12. General Information and History . . . .       The Trust;
                                                       General
                                                     Information

Item 13  Investment Objectives and Policies ....       Investment
                                                    Objective and
                                                       Policies;
                                                       Investment
                                                    Restrictions;

Item 14. Management of the Fund...................  Management

Item 15. Control Persons and Principal Holders
         of Securities............................  Management

Item 16. Investment Advisory and Other Services.... Management

Item 17. Brokerage Allocation...................... Execution of
                                                    Portfolio
                                                    Transactions


Item 18. Capital Stock and Other Securities........ General
                                                    Information

Item 19. Purchase, Redemption and Pricing of
         Shares Being Offered..............         Additional
                                                    Purchase &
                                                    Redemption
                                                    Information

Item 20. Tax Status.............................. Distributions
                                                    & Tax Infor-
                                                    mation

Item 21. Underwriters............................   The Fund's
                                                    Distributor

Item 22. Performance Information..................  Performance
                                                    Information

Item 23. Financial Statements....................   N/A


Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration
Statement

                                   Prospectus

                                October 31, 1996

                           BOSTON MANAGED GROWTH FUND
                                 40 Court Street
                                Boston, MA 02108
                                 (617) 726-7250

      BOSTON MANAGED GROWTH FUND (the "Fund") is a no-load mutual fund with the investment objective of seeking income and long-term capital growth through an actively managed portfolio of stocks, bonds and money market instruments. United States Trust Company of Boston, a Massachusetts-chartered banking and trust company (the "Advisor"), acts as investment advisor to the Fund. The Advisor is not affiliated with United States Trust Company of New York.


      This  Prospectus  sets  forth  basic   information  about  the  Fund  that
prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated October 31, 1996, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Fund at the address or telephone number given above.



                                TABLE OF CONTENTS

            Expense Table........................................................................      2
            Financial Highlights.................................................................      3
            Objective and Investment Approach of the Fund; Risk Factors..........................      4
            Management of the Fund...............................................................      5
            How To Invest in the Fund............................................................      6
            How To Redeem an Investment in the Fund..............................................      7
            Retirement Plans.....................................................................      9
            How the Fund's Per Share Value is Determined.........................................      9
            Distributions and Taxes..............................................................      9
            General Information..................................................................     10


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY UNITED STATES TRUST COMPANY OF BOSTON OR ANY BANK. SHARES OF THE FUND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                        Prospectus dated October 31, 1996

                                  EXPENSE TABLE

      Expenses are one of several factors to consider when investing in the Fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in the Fund.
Actual expenses may be more or less than those shown. Other expenses are based on estimates.

      Shareholder Transaction Expenses
      Maximum Sales Load Imposed on Purchases..............................................      None
      Maximum Sales Load Imposed on Reinvested Dividends...................................      None
      Deferred Sales Load..................................................................      None
      Redemption Fees......................................................................      None
      Exchange Fee.........................................................................      None

      Annual Fund Operating Expenses
         (As a percentage of average net assets)
      Investment Advisory Fee..............................................................      0.75%
      Other expenses (after waiver)........................................................      0.25%*
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      Total Fund Operating Expenses (after waiver).........................................      1.00%*
====================================================================================================================================

     *The Advisor has voluntarily undertaken to limit the operating expenses of the Fund to no more than 1.00% of average net assets annually.

Example

       This table illustrates the net transaction and operating expenses that would be incurred by an investment in the Fund over different time periods, assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period. Amounts in the table could increase if the Advisor's limitation of expenses were terminated.

      One year.............................................................................      $   10
      Three years..........................................................................      $   32
      Five years...........................................................................      $   55
      Ten years............................................................................      $  122

      The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Management of the Fund."


The BOSTON MANAGED GROWTH FUND (the "Fund") is a diversified series of Professionally Managed Portfolios (the "Trust"), an open-end management investment company offering redeemable shares of beneficial interest. Shares may be purchased and redeemed without a sales or redemption charge at their net asset value. The minimum initial investment is $100,000 with subsequent investments of $1,000 or more. Because the prices of stocks, bonds and money market instruments fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes, and when shares are redeemed, they may be worth more or less than their original cost. The Fund is diversified, which under applicable federal law means that as to 75% of its total assets, no more than 5% may be invested in the securities of a single issuer and in no more than 10% of the voting securities of a single issuer, with the exception of U.S. Treasury and agency securities.

                              FINANCIAL HIGHLIGHTS
     For a share outstanding throughout the period.

     The following information has been audited by Ernst & Young L.L.P., independent accountants, whose unqualified report covering the fiscal period ended June 30, 1996 is incorporated by reference herein and appears in the annual report to shareholders. This information shoud be read in conjunction with the financial statements and accompanying notes thereto which appear in the annual report and are incorporated by reference into the Statement of Additional Information. Further information about the Fund's performance may be included in its annual report, which may be obtained without charge by writing or calling the address or telephone number on the Prospectus cover page.

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                                                                                       December        1,        1995*
                                                                                                 through
                                                                                          June       30,        1996
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Net asset value, beginning of period ...................................................               $73.62
                                                                                                       ------
Income from investment operations:
      Net investment income ............................................................                 1.00
      Net realized and unrealized gain on investments ..................................                 2.78
                                                                                                         ----
Total from investment operations........................................................                 3.78
                                                                                                         ----
Less distributions:
      Dividends from net investment income..............................................                (0.15)
                                                                                                        -----
Net asset value, end of period .........................................................               $77.25
                                                                                                       ======
Total return ...........................................................................                 5.14%++
Ratios/supplemental data:
Net assets, end of period (millions)....................................................               $61.8
Ratio of expenses to average net assets:
      Before expense reimbursement .....................................................                 1.00%+
      After expense reimbursement.......................................................                 1.00%+
Ratio of net investment income to average net assets:
      Before expense reimbursement .....................................................                 2.43%+
      After expense reimbursement ......................................................                 2.43%+
Portfolio turnover rate ................................................................                17.69%
Average commission rate paid per share..................................................              $  0.05


*Commencement of operations.

+Annualized.

++Not Annualized.

           OBJECTIVE AND INVESTMENT APPROACH OF THE FUND; RISK FACTORS

      The Fund's investment objective is to seek income and long-term capital growth through an actively managed portfolio of stocks, bonds and money market instruments. It is not the policy of the Fund to take risks to obtain speculatively or aggressively high returns. There is no predetermined percentage of assets to be allocated to either stocks, bonds or money market instruments.

      The expected returns and risks of different asset classes - stocks, bonds and money market instruments - change over time. The ability to evaluate and determine the relative attractiveness of these asset categories is advantageous in controlling risk and achieving attractive returns. In determining the asset allocation of the Fund, the Advisor considers various macroeconomic variables such as interest rates, inflation, corporate profits, unemployment, the dollar, as well as the relative prices of stocks, bonds and money market instruments. The Fund is not limited in its investment selection to companies located in the Boston area or any other specific region. The Fund may invest in both domestic and foreign securities. See "Foreign Securities" on page 4.

      The Fund may purchase both common and preferred stocks. Within different industries, individual stock selection is based upon analysis of the company's fundamental characteristics including financial strength, response to industry and economy-wide changes and price and cost trends. Although companies with varying fundamental characteristics may be purchased to achieve diversification, emphasis is given to companies with above-average earnings growth, sustained profitability and above-average return on invested capital.

      Bond investments made by the Fund are those which are considered by the Advisor to be investment grade, including bonds which are direct or indirect obligations of the U.S. Government, or which at the date of investment are rated Baa or better by Moody's Investor Services ("Moody's") or BBB or better by Standard & Poor's ("S&P") or of comparable quality as determined by the Fund. Bonds rated Baa or BBB are considered medium grade obligations, possess speculative characteristics and are more susceptible to changing market conditions. The Fund may purchase lower-rated obligations (those rated below BBB or Baa, which are considered non-investment grade securities), but no more than 20% of its net assets may be so invested and the Fund will not purchase or hold obligations rated lower than B.

      Bonds rated below investment grade typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both Moody's and S&P and may be subject to greater market price fluctuations, less liquidity, and greater risk of income or principal, including a greater possibility of default or bankruptcy of the issuer of such securities, than more highly rated bonds. Lower rated bonds also are likely to be more sensitive to adverse economic or company developments. The Advisor seeks to reduce the risks associated with investing in such securities by limiting the Fund's holdings in such securities. See the Statement of Additional Information concerning bond ratings.

      Money market instruments selected for investment include high grade, short-term obligations, including those of the U.S. government, its agencies and instrumentalities, U.S. dollar-denominated certificates of deposit, time deposits and bankers' acceptances of U.S. banks, generally banks with assets in excess of $1 billion, repurchase agreements with recognized dealers and banks and commercial paper (including participation interests in loans extended by banks to issuers of commercial paper) that at the date of investment is rated A-1 by S&P or P-1 by Moody's, or, if unrated, of comparable quality as determined by the Advisor.

      Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages as a purchaser will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the most creditworthy banks and registered securities dealers pursuant to procedures adopted and regularly reviewed by the Trust's Board of Trustees. The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Fund engages in repurchase transactions.

      Illiquid and Restricted Securities. The Fund may not invest more than 5% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so-called "restricted securities"); and
(iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between the Fund's decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline. Securities which meet the requirements of Securities Act Rule 144A are restricted, but may be determined to be liquid by the Trustees, based on an evaluation of the applicable trading markets.

      Foreign Securities. The Fund may invest up to 15% of its assets in securities of foreign issuers. There may be less publicly available information about these issuers than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S. In addition, the value of foreign securities may be adversely affected by movements in the exchange rates between foreign currencies and the U.S. dollar, as well as other political and economic developments, including the possibility of expropriation, confiscatory taxation, exchange controls or other foreign governmental restrictions. The Fund may invest without regard to this 15% limitation in securities of foreign issuers which are listed and traded on a domestic national securities exchange.

      Other Investment Techniques. The Fund may purchase put and call options and engage in the writing of covered call options and secured put options on securities, and employ a variety of other investment techniques, including the purchase and sale of market index futures contracts, financial futures contracts and options on such futures. These policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches. The Fund will engage in futures contracts and related options only for hedging purposes. It will not engage in such transactions for speculation or leverage. The Fund maintains an operating policy that it may not invest in options and futures contracts if as a result more than 5% of its assets would be at risk.

      Portfolio Turnover. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

The Fund has adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.

                             MANAGEMENT OF THE FUND

      The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. United States Trust Company of Boston is the Advisor to the Fund. The Advisor is a Massachusetts-chartered banking and trust company and is a wholly-owned subsidiary of UST Corp., a Massachusetts bank holding company. It is located at 40 Court Street, Boston MA 02108. The Trust Department of the Advisor has managed funds as a fiduciary since 1895. Mr. Domenic Colasacco, Executive Vice President of UST Corp., and a member of UST Corp.'s Executive Policy Committee is the Fund's portfolio manager. He is the President of United States Trust Company and has been its Chief Investment Officer since 1980. Mr. Colasacco is a Chartered Financial Analyst and a member of the Boston Security Analysts' Society. Neither the Advisor nor UST Corp. is affiliated with United States Trust Company of New York.

      The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly investment advisory fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 0.75% annually.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under a Administration Agreement. Under that agreement, the Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the Trustees, monitors the activities of the Fund's custodian, transfer agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at an annual rate equal to the greater of
0.10 of 1% of the Fund's average daily net assets or $30,000.

      The Fund is responsible for its own operating expenses. The Advisor has voluntarily undertaken to limit the Fund's operating expenses to 1.00% of the Fund's average net assets annually. This undertaking may be modified or withdrawn by the Advisor upon notice to shareholders. The Advisor also may reimburse additional amounts to the Fund at any time in order to reduce the Fund's expenses, or to the extent required by applicable securities laws. Any such reductions made by the Advisor in its fees or payments or reimbursements of expenses which are the Fund's obligation may be subject to reimbursement by the Fund.

      The Advisor considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Advisor may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions.

                            HOW TO INVEST IN THE FUND

      The minimum initial investment in the Fund is $100,000. Subsequent investments must be at least $1000. First Fund Distributors, Inc. (the "Distributor"), an affiliate of the Administrator, acts as Distributor of the Fund's shares. The Distributor may, at its discretion, waive the minimum investment requirements for purchases in conjunction with certain group or periodic plans. In addition to cash purchases, shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities, provided that any such security has a readily ascertainable market value, its acquisition is consistent with the Fund's investment objective and the tendered security is otherwise acceptable to the Fund's Advisor and is acquired for investment and not resale.

      Shares of the Fund are offered continuously for purchase at their net asset value per share next determined after a purchase order is received.

      Investors may purchase shares of the Fund by check or wire:

      By Check: For initial investments, an investor should complete the Fund's Account Application (included with this Prospectus). The completed application, together with a check payable to "Boston Managed Growth Fund," should be mailed to: Boston Managed Growth Fund, c/o United States Trust Company of Boston, 40 Court Street, Boston, MA 02108.

      Subsequent investments should be made by check payable to "Boston Managed Growth Fund," and mailed to the address indicated above in the envelope provided. The investor's account number should be written on the check.

      By Wire: For initial investments, before wiring funds, an investor should call 1-800-626-7788, ext. 4050, or 1-617-695-4050 to advise that an initial investment will be made by wire and to receive an account number. The Shareholder Service Agent will request the investor's name and the dollar amount to be invested and provide an order confirmation number. The investor should then complete the Fund's Account Application (included with this Prospectus), including the date and the order confirmation number on the application. The completed Application should be mailed to the address shown at the top of the Account Application. The investor's bank should transmit immediately available funds by wire for purchase of shares, in the investor's name to the Fund as follows:

      United States Trust Company of Boston
      ABA Routing Number:  0110-0133-1
      for further credit to Boston Managed Growth Fund
      Account Number [Name of Shareholder]

      For subsequent investments, the investor's bank should wire funds as indicated above. It is not necessary to contact the Shareholder Service Agent prior to making subsequent investments by wire, but it is essential that complete information regarding the investor's account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain further information from the Shareholder Service Agent about remitting funds in this manner and from their own banks about any fees that may be imposed.

      General. Payment of redemption proceeds from shares that were purchased with an initial investment made by wire may be delayed until one business day after the completed Account Application is received by the Fund. All investments must be made in U.S. dollars; to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check. A charge may be imposed if any check used for investment does not clear. The Fund and the Distributor reserve the right to reject any purchase order in whole or in part.

      If an order, together with payment in proper form, is received by the Transfer Agent by the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), Fund shares will be purchased at the offering price determined as of the close of trading on that day. Otherwise, Fund shares will be purchased at the offering price determined as of the close of trading on the New York Stock Exchange on the next business day.

      Federal tax law requires that investors provide a certified Taxpayer Identification Number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Fund's Account Application for further information concerning this requirement.

      The Fund is not required to issue share certificates. All shares are normally held in non-certificated form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder.

                     HOW TO REDEEM AN INVESTMENT IN THE FUND

      A shareholder has the right to have the Fund redeem all or any portion of outstanding shares in the account at their current net asset value on each day the New York Stock Exchange is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption.

      Direct Redemption. A written request for redemption must be received by the Fund's Shareholder Service Agent in order to constitute a valid tender for redemption. To protect the Fund and its shareholders, a signature guarantee is required for certain transactions, including redemptions. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as defined in the federal securities laws. These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

      Telephone Redemption. Shareholders who complete the Redemption by Telephone portion of the Fund's Account Application may redeem shares on any business day the New York Stock Exchange is open by calling the Fund at 1-800-626-7788, ext. 4050 or 1-617-695-4050 before 1:00 p.m. Eastern time.
Redemption proceeds will be mailed or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds).

      By establishing telephone redemption privileges, a shareholder authorizes the Fund and its agents to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to the bank account designated in the authorization. The Fund and its agents will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. If these identification procedures are not followed, the Fund or its agents could be liable for any loss, expense, or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders.

      Shareholders may request telephone redemption privileges after an account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

      General. Payment of redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with applicable rules of the Securities and Exchange Commission. In the case of shares purchased by check and redeemed shortly after purchase, the Fund will not mail redemption proceeds until it has been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal funds wire. A redemption may result in recognition of a gain or loss for federal income tax purposes. Investors should consult their own tax advisor as to the effect of any redemption.

      Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account, other than retirement plan or Uniform Gifts/Transfers to Minors Act accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $25,000. If the Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of his account is less than $25,000 and will be allowed 30 days to make an additional investment to bring the value of the account to at least $25,000 before the Fund takes any action.

                                RETIREMENT PLANS

      The Fund offers an Individual Retirement Account plan and information is available from the Fund and the Distributor with respect to Keogh, Section 403(b) and other retirement plans offered. Investors should consult their own tax advisor before establishing any retirement plan.

                  HOW THE FUND'S PER SHARE VALUE IS DETERMINED

      The net asset value of a Fund share is determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding.

      Portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with remaining maturities of sixty days or less are valued at amortized cost as reflecting fair value.

                             DISTRIBUTIONS AND TAXES

      Dividends and Distributions. Dividends from net investment income are declared and paid at least annually, typically at the end of the Fund's fiscal year (June 30). Any undistributed net capital gains realized during the Fund's fiscal year will also be distributed to shareholders after the end of the year, with a supplemental distribution on or about December 31 of any undistributed net investment income earned during the calendar year as well as any additional undistributed capital gains earned during the 12-month period ended each October 31.

      Dividends and capital gains distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.

      Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

      Taxes. The Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income tax or excise taxes based on net income. Distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment ) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains distributions are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received in the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the

     Statement of Additional Information. Shareholders should consult their own advisers concerning federal, state and local tax consequences of investment in the Fund.

                               GENERAL INFORMATION

      The Trust. The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The fiscal year of the Fund ends on June 30.

      Shareholder Rights. Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of a change in the Fund's investment objective); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

      Performance Information. From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent year and over the period from the Fund's inception of operations, through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified  period  and the net  asset  value  of such  shares  at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

     Shareholder Inquiries. Shareholder inquiries should be directed to the Fund at the address and telephone number shown on the cover of this prospectus.

                      Advisor and Shareholder Service Agent

                      United States Trust Company of Boston
                                 40 Court Street
                                Boston, MA 02108
                                 (617) 726-7250

                                        o

                                   Distributor

                          First Fund Distributors, Inc.
                        4455 E. Camelback Rd., Ste. 261E
                                Phoenix, AZ 85018

                                        o

                          Custodian and Transfer Agent

                               The Provident Bank
                                 P.O. Box 14967
                           Cincinnati, Ohio 45250-0967

                                        o

                                    Auditors

                              Ernst & Young, L.L.P.
                             515 South Flower Street
                              Los Angeles, CA 90071


                                        o

                                  Legal Counsel

                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                             San Francisco, CA 94104

                             Leonetti Balanced Fund
                                   Prospectus

                                October 31, 1996

                             LEONETTI BALANCED FUND
                          1130 Lake Cook Road, Ste. 105
                             Buffalo Grove, IL 60089
                                 (800) 454-0999


     The LEONETTI BALANCED FUND (the "Fund") is a no-load mutual fund with the investment objective of seeking total return through a combination of income and capital growth, consistent with preservation of capital. The Fund seeks to achieve its objective by investing primarily in equity securities (common and preferred stocks) and higher quality fixed-income obligations. The balance between equity and fixed-income securities will be adjusted based upon the market interpretation of the Advisor to the Fund, Leonetti & Associates, Inc. (the "Advisor").


     This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated October 31, 1996, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Fund at the address given above.




                                TABLE OF CONTENTS

            Expense Table........................................................................      2
            Financial Highlights.................................................................      3
            Objective and Investment Approach of the Fund; Risk Factors..........................      4
            Management of the Fund...............................................................      5
            How To Invest in the Fund............................................................      6
            How To Redeem an Investment in the Fund..............................................      8
            Services Available to the Fund's Shareholders........................................      9
            How the Fund's Per Share Value Is Determined.........................................      9
            Distributions and Taxes..............................................................     10
            General Information..................................................................     10


     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY LEONETTI & ASSOCIATES, INC. SHARES OF THE FUND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        Prospectus dated October 31, 1996

                                  EXPENSE TABLE

     Expenses are one of several factors to consider when investing in the Fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in the Fund. Actual expenses may be more or less than those shown.

     Shareholder Transaction Expenses
     Maximum Sales Load Imposed on Purchases...............................................      None
     Maximum Sales Load Imposed on Reinvested Dividends....................................      None
     Deferred Sales Load...................................................................      None
     Redemption Fees.......................................................................      None


     Annual Fund Operating Expenses
       (As a percentage of average net assets)
     Advisory Fees.........................................................................      1.00%
     Fee to Administrator* ................................................................      0.20%
     Other Expenses........................................................................      1.06%
                                                                                                 ----
     Total Fund Operating Expenses.........................................................      2.26%
                                                                                                 ====


* The Administrator's fee is the greater of $30,000 or 0.20% of average net assets annually.





Example

     This table  illustrates  the net  transaction  and operating  expenses that would be incurred  by an  investment  in the Fund over  different  time  periods assuming a $1,000  investment,  a 5% annual return, and redemption at the end of each time period.
     One year..............................................................................      $   23
     Three years...........................................................................      $   71
     Five years............................................................................      $ 121
     Ten years.............................................................................      $ 260



The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Management of the Fund."

The  LEONETTI   BALANCED   FUND  (the  "Fund")  is  a   diversified   series  of
Professionally Managed Portfolios (the "Trust"), an open-end management investment company offering redeemable shares of beneficial interest. Shares of the Fund may be purchased at their net asset value per share. The minimum initial investment is $100 with subsequent investments of $100 or more. Shares will be redeemed at net asset value per share.

                              FINANCIAL HIGHLIGHTS
     For a share outstanding throughout the period.

     The following information has been audited by Ernst & Young L.L.P., independent accountants, whose unqualified report covering the fiscal period ended June 30, 1996 is incorporated by reference herein and appears in the annual report to shareholders. This information shoud be read in conjunction with the financial statements and accompanying notes thereto which appear in the annual report and are incorporated by reference into the Statement of Additional Information. Further information about the Fund's performance may be included in its annual report, which may be obtained without charge by writing or calling the address or telephone number on the Prospectus cover page.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                August 1, 1995*
                                                                                                    through
                                                                                                 June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ......................................................         $10.00
Income from investment operations:
      Net investment income ...............................................................            .09
      Net realized and unrealized gain on investments .....................................            .76
                                                                                                       ---
Total from investment operations...........................................................            .85
                                                                                                       ---
Less distributions:
      Dividends from net investment income.................................................           (.05)
                                                                                                      ----
Net asset value, end of period ............................................................         $10.80
                                                                                                    ======


Total return ..............................................................................           8.46%++


Ratios/supplemental data:
Net assets, end of period (millions).......................................................        $  10.1
Ratio of expenses to average net assets:
      Before expense reimbursement ........................................................           2.26%+
      After expense reimbursement..........................................................           2.26%+
Ratio of net investment income to average net assets:
      Before expense reimbursement ........................................................           1.02%+
      After expense reimbursement .........................................................           1.02%+

Portfolio turnover rate ...................................................................          42.16%

Average commission rate paid per share of stock purchased by the Fund .....................        $  0.06

*Commencement of operations.

+Annualized.

++Not Annualized.

           OBJECTIVE AND INVESTMENT APPROACH OF THE FUND; RISK FACTORS

The investment objective of the Fund is to provide total return, through a combination of income and capital growth, consistent with preservation of capital. The Fund seeks to achieve its objective by investing in a combination of equity securities (common and preferred stocks) and fixed-income obligations. There is, of course, no assurance that the Fund's objective will be achieved. There is no fixed percentage of the Fund's assets that will be invested in either equity securities or fixed-income securities. It is expected that under normal circumstances the Fund's investment in either equity securities or fixed-income securities will range between 30% and 70% of net assets.

Because prices of common stocks and fixed-income securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes, and when shares are redeemed they may be worth more or less than their original cost. The Fund is diversified, which under applicable federal law means that as to 75% of its total assets, no more than 5% may be invested in the securities of a single issuer and that no more than 10% of its total assets may be invested in the voting securities of such issuer.

Investment Approach-Equity Securities. In selecting equity securities for the Fund the Advisor emphasizes three types of investments: out-of-favor blue chip stocks, growth stocks that pay dividends and exhibit a rising trend in earnings and revenue, and small companies with rapidly rising revenues and earnings.

In evaluating out-of-favor companies, the Advisor's fundamental focus is on a company's business. The Advisor looks for companies that have experienced problems due to debt, management, excessive expenses or cyclical forces, but are still leaders in their industries. This group of companies includes, but is not limited to, the largest corporations, principally those that are components of the Dow Jones Industrial, Transportation and Utility averages. In the Advisor's view, such companies frequently undergo restructuring, management changes, debt reduction and other corporate events that can have a positive effect on prices of such stocks, while still providing a cash flow through regular dividend payments.

The Advisor also seeks growth stocks for the Fund that pay dividends and that have shown a rising trend in earnings and revenues over a period of years. In looking at such companies, the Advisor views positively such characteristics as low or declining debt levels, rising gross profit margins, expanding product lines and significant management stock ownership. Many of such companies may be components of the Standard & Poor's 500 Index ("S&P 500"), but the Advisor is not limited to companies within this index and the Fund may invest in other, non-S&P 500 companies that the Advisor believes have these characteristics.

The small companies selected for the Fund's portfolio will have experienced rapidly rising revenues and earnings. The Advisor looks for such companies that have characteristics such as little or no debt, a following in the investment community, an expanding product line or products that involve a change or improvement in their industry, and control or significant involvement by company founders in day-to-day management. Smaller companies present greater opportunities for capital growth, but may also involve greater risks than larger companies. Although smaller companies can benefit from the development of new products and services, they also may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

     Investment   Approach-Fixed-Income    Obligations.   Through   fixed-income
investments, the Advisor seeks a reliable and recurring stream of income for the Fund, while preserving its capital.

The Advisor's approach is to focus the Fund's fixed-income holdings in bills, notes and bonds issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Corporate bonds and notes held by the Fund must be investment grade, i.e., rated BBB or better by Standard & Poor's Corporation ("S&P"), Duff & Phelps Credit Rating Co. ("Duff"), or Fitch Investors Service, Inc. ("Fitch,") or Baa or better by Moody's Investors Service ("Moody's"). Under normal market conditions, it is expected that at least 25% of the Fund's net assets will be held in fixed-income senior securities.

     Securities rated BBB by S&P, Duff, and Fitch or Baa by Moody's are investment grade, but Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher-rated debt securities.

In selecting fixed-income securities for the Fund the Advisor uses a combined approach of technical and fundamental analysis, focusing on interest rate anticipation and the yield curve. Corporate bond analysis encompasses the same research approach that is used in purchasing common stocks for the Fund. Lower quality and "junk" bonds are avoided.

Risk Factors. Securities in which the Fund invests, and its share price and returns, are subject to fluctuation. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Generally, the value of fixed-income securities will change as interest rates fluctuate. During periods of falling interest rates, the values of outstanding long-term debt obligations generally rise. Conversely, during periods of rising interest rates, the value of such securities generally declines. The magnitude of these fluctuations generally will be greater for securities with longer maturities. Debt securities are also subject to credit risk relative to the ability of the issuer to make timely interest payments and repay principal on maturity. To the extent the Fund invests in undervalued or out-of-favor companies, there may be a substantial time period before the securities of such companies return to price levels believed by the Advisor to represent their true value. An investment in the Fund therefore is more suitable for long-term investors who can bear the risk of short-term fluctuations in principal and net asset value.

When-Issued Securities. The Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund's net asset value. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price. The Fund limits its investments in when-issued securities to less than 5% of its total assets. When the Fund purchases securities on a when-issued basis, it maintains liquid assets in a segregated account with its Custodian in an amount equal to the purchase price as long as the obligation to purchase continues.

Portfolio Turnover. The annual rate of portfolio turnover is anticipated to be approximately 60%. In general, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

The Fund has adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.

                             MANAGEMENT OF THE FUND

The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. Leonetti & Associates, Inc., 1130 Lake Cook Road, Suite 105, Buffalo Grove, IL 60089 acts as investment advisor to the Fund. The Advisor was founded in 1982 and is controlled by Mr. Michael E. Leonetti. The Advisor provides investment advisory services to individual and institutional investors, and manages assets in excess of $200 million. Mr. Craig T. Johnson is responsible for management of the Fund's portfolio.

The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 1.00% annually. This fee is higher than that paid by most investment companies.

Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. Under that agreement, the Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the trustees, monitors the activities of the Fund's custodian, transfer agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

         Average net assets of each Fund          Fee or fee rate
         Under $15 million                        $30,000
         $15 to $50 million                       0.20% of average net assets
         $50 to $100 million                      0.15% of average net assets
         $100 million to $150 million             0.10% of average net assets
         Over $150 million                        0.05% of average net assets


     The Fund is responsible for its own operating expenses. The Advisor may reduce its fees or make reimbrsements to the Fund at any time in order to reduce the Fund's expenses, or to the extent required by applicable securities laws. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation may be subject to reimbursement by the Fund.


The Advisor considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Advisor may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions.

                            HOW TO INVEST IN THE FUND

The minimum initial investment in the Fund is $100. Subsequent investments must be at least $100. First Fund Distributors, Inc. (the "Distributor"), an affiliate of the Administrator, acts as Distributor of the Fund's shares. The Distributor may, at its discretion, waive the minimum investment requirements for purchases in conjunction with certain individuals or group or periodic plans. In addition to cash purchases, shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities, provided that any such tendered security is readily marketable, its acquisition is consistent with the Fund's objective and it is otherwise acceptable to the Fund's Advisor.

Shares of the Fund are offered continuously for purchase at their net asset value per share next determined after a purchase order is received. The public offering price is effective for orders received by the Fund prior to the time of the next determination of the Fund's net asset value. Orders received after the time of the next determination of the applicable

Fund's net asset value will be entered at the next calculated public offering price. Investors may be charged a fee if they effect a transaction in fund shares through a broker or agent.

Investors may purchase shares of the Fund by check or wire:

By Check: For initial investments, an investor should complete the Fund's Account Application (included with this Prospectus). The completed application, together with a check payable to "Leonetti Balanced Fund," should be mailed to Leonetti Balanced Fund, P.O.
Box 856, Cincinnati, OH 45264-0856.

For subsequent investments, a stub is attached to the account statement sent to shareholders after each transaction. The stub should be detached from the statement and, together with a check payable to "Leonetti Balanced Fund," mailed to the Leonetti Balanced Fund in the envelope provided at the address indicated above. The investor's account number should be written on the check.

By Wire: For initial investments, before wiring funds, an investor should call the Fund's Transfer Agent at (800) 385-7003 to advise the Transfer Agent that an initial investment will be made by wire and to receive an account number. The Transfer Agent will request the investor's name and the dollar amount to be invested and provide an order confirmation number. The investor should then complete the Fund's Account Application (included with this Prospectus), also including the date and the order confirmation number on the application. The completed Account Application should be mailed to the address shown at the top of the Account Application. The investor's bank should transmit immediately available funds by wire for purchase of shares, in the investor's name to the Fund's Custodian, as follows:
         Star Bank, N.A. Cinti/Trust
         ABA #0420-0001-3
         Attn: Leonetti Balanced Fund
         DDA #483897963
         Account name (shareholder name)
         Shareholder account number

For subsequent investments, the investor should first notify the Transfer Agent and then the investor's bank should wire funds as indicated above. It is essential that complete information regarding the investor's account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain further information from the Transfer Agent about remitting funds in this manner and from their own banks about any fees that may be imposed.

General. Payment of redemption proceeds may be delayed with respect to any shares purchased with an initial investment made by wire until one business day after the completed Account Application is received by the Fund. All investments must be made in U.S. dollars and, to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check. A charge may be imposed if any check used for investment does not clear. The Fund and the Distributor reserve the right to reject any purchase order in whole or in part.

If an order, together with payment in proper form, is received by the Transfer Agent by the close of trading on the New York Stock Exchange (currently 4:00 p.m., New York City time), Fund shares will be purchased at the offering price determined as of the close of trading on that day. Otherwise, Fund shares will be purchased at the offering price determined as of the close of trading on the New York Stock Exchange on the next business day. Federal tax law requires that investors provide a certified Taxpayer Identification Number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Fund's Account Application for further information concerning this requirement.

The Fund is not required to issue share certificates. All shares are normally held in non-certificated form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder.

                     HOW TO REDEEM AN INVESTMENT IN THE FUND

A shareholder has the right to have the Fund redeem all or any portion of his outstanding shares at their current net asset value on each day the New York Stock Exchange is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption.

Direct  Redemption.  A written  request for  redemption  must be received by the
Fund's Transfer Agent in order to constitute a valid tender for redemption. Requests for redemption of fund shares should be mailed to Leonetti Balanced Fund, 24 West Carver Street, 2nd Floor, Huntington, NY 11743. To protect the Fund and its shareholders, a signature guarantee is required for certain transactions, including redemptions. Signature guarantees are not required on redemptions of amounts under $5,000 sent to the shareholder at the address of record on the account. Signature guarantees must be made by an "eligible guarantor institution" as defined in the federal securities laws. These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Telephone Redemption. Shareholders who complete the Redemption by Telephone portion of the Fund's Account Application may redeem shares on any business day the New York Stock Exchange is open by calling the Fund's Transfer Agent at
(800) 385-7003 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed to the address of record or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). Telephone redemption is not available for IRA accounts.

By establishing telephone redemption privileges, a shareholder authorizes the Fund and its Transfer Agent to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and send the proceeds to the address of record on the account or transfer the proceeds to the bank account designated in the Authorization. The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. If these identification procedures are not followed, the Fund or its agents could be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders.

Shareholders may request telephone redemption privileges after an account is opened; however, the authorization form may require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

General. Payment of redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the Securities and Exchange Commission. In the case of shares purchased by check and redeemed shortly after purchase, the Fund will not mail redemption proceeds until it has been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal funds wire. A redemption may result in recognition of a gain or loss for federal income tax purposes.

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account, other than retirement plan or Uniform Gift to Minors Act accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $1,000. If the Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of his account is less than $1,000 and will be allowed 30 days to make an additional investment to bring the value of his account to at least $1,000 before the Fund takes any action.

                  SERVICES AVAILABLE TO THE FUND'S SHAREHOLDERS

Retirement Plans. The Fund offers a prototype Individual Retirement Account ("IRA") plan and information is available from the Advisor, Distributor or from your securities dealer with respect to Keogh, Section 403(b) and other retirement plans offered.
Investors should consult a tax adviser before establishing any retirement plan.

Check-A-Matic Plan. For the convenience of shareholders, the Fund offers a preauthorized check service under which a check is automatically drawn on the shareholder's personal checking account each month for a predetermined amount (but not less than $100), as if the shareholder had written it himself. Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the current offering price. Applications for this service are available from the Transfer Agent. There is no charge by the Fund for this service. The Distributor may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Transfer Agent in writing, sufficiently in advance of the next scheduled withdrawal.

Systematic Withdrawal Program. As another convenience, the Fund offers a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. A shareholder's account must have Fund shares with a value of at least $10,000 in order to start the Systematic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal Program is $100. This Program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.

A withdrawal under the Systematic Withdrawal Program involves a redemption of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to the shareholder's account, the account ultimately may be depleted.

                  HOW THE FUND'S PER SHARE VALUE IS DETERMINED

The net asset value of a Fund share is determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding.

Portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost as reflecting fair value.

                             DISTRIBUTIONS AND TAXES

Dividends and Distributions. Any dividends from net investment income are declared and paid at least annually, typically at the end of the Fund's fiscal year (June 30). Any undistributed net capital gains realized during the 12-month period ended each October 31, as well as any additional undistributed capital gains realized during the Fund's fiscal year, will also be distributed to shareholders on or about December 31 of each year.

Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.

Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution (apart from any other change in the value of the Fund's shares on that date.) Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

Taxes. The Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income tax or excise taxes based on net income. Distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the Statement of Additional Information. Shareholders should consult their own advisers concerning federal, state and local tax consequences of investments in the Fund.

                               GENERAL INFORMATION

The Trust. The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shareholder Rights. Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of a change in the Fund's investment objective); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

Performance Information. From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent year and over the period from the Fund's inception of operations, through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified  period  and the net  asset  value  of such  shares  at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

     Shareholder Inquiries. Shareholder inquiries should be directed to the Transfer Agent at (800) 385-7003.

                                     Advisor
                           Leonetti & Associates, Inc.
                          1130 Lake Cook Road, Ste. 105
                             Buffalo Grove, IL 60089
                                 (800) 454-0999

                                   Distributor
                          First Fund Distributors, Inc.
                        4455 E. Camelback Rd., Ste. 261E
                                Phoenix, AZ 85018

                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                                 Transfer Agent
                          American Data Services, Inc.
                        24 West Carver Street, 2nd Floor
                              Huntington, NY 11743
                                 (800) 385-7003

                                    Auditors
                              Ernst & Young L.L.P.
                             515 South Flower Street
                              Los Angeles, CA 90071

                                  Legal Counsel
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                             San Francisco, CA 94104

                             LIGHTHOUSE GROWTH FUND
                         10000 MEMORIAL DRIVE, SUITE 660
                                HOUSTON, TX 77024
                                 (713) 688-6881
                                 (800) 282-2340


     The LIGHTHOUSE GROWTH FUND (the "Fund") is a mutual fund with the investment objective of seeking growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities (common and preferred stocks). Lighthouse Capital Management, Inc. (the "Advisor") serves as investment advisor to the Fund.


     This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated October 31, 1996, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge upon written request to the Fund at the address given above.



                                TABLE OF CONTENTS


  Expense Table..................................................  2
  Financial Highlights...........................................  3
  Advisor Investment Returns.....................................  4
  Objective and Investment Approach of the Fund; Risk Factors....  5
  Management of the Fund.........................................  7
  Distribution Plan..............................................  8
  How To Invest in the Fund......................................  9
  How To Redeem an Investment in the Fund........................ 10
  Services Available to the Fund's Shareholders.................. 11
  How the Fund's Per Share Value Is Determined................... 12
  Distributions and Taxes........................................ 12
  General Information............................................ 13



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        Prospectus dated October 31, 1996

                                  EXPENSE TABLE

     Expenses are one of several factors to consider when investing in the Fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in the Fund. Actual expenses may be more or less than those shown. The Fund has adopted a plan of distribution under which the Fund will pay the Advisor as Distribution Coordinator a fee at an annual rate of up to 0.25% of the Fund's net assets. A long-term shareholder may pay more, directly and indirectly, in sales charges and such fees than the maximum sales charge permitted under the rules of the National Association of Securities Dealers. Shares will be redeemed at net asset value per share.

      SHAREHOLDER TRANSACTION EXPENSES

      Maximum Sales Load Imposed on Purchases........................     None
      Maximum Sales Load Imposed on Reinvested Dividends.............     None
      Deferred Sales Load............................................     None
      Redemption Fees................................................     None
      Exchange Fee...................................................     None

      ANNUAL FUND OPERATING EXPENSES
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

      Advisory Fees..................................................     1.25%
      12b-1 Expenses.................................................     0.25%
      Other Expenses.................................................     0.50%**
                                                                          -----
      Total Fund Operating Expenses..................................     2.00%**
                                                                          =====



     **The Advisor is currently undertaking to limit the Fund's expense ratio to 2.00% annually. In the absence of this limitation, the Fund's ratio of expenses to average net assets would have been 2.95% for the fiscal year ended August 31, 1996.



EXAMPLE
        This table illustrates the net transaction and operating expenses that would be incurred by an investment in the Fund over different time periods assuming a $1,000 investment,a 5% annual return, and redemption at the end of each time period.

           1 YEAR     3 YEARS      5 YEARS    10 YEARS
           ------     -------      -------    --------

            $20         $63        $108        $233

      THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN SHOWN. IN, ADDITION, FEDERAL REGULATIONS REQUIRE THE EXAMPLE TO ASSUME A 5% ANNUAL RETURN, BUT THE FUND'S ACTUAL RETURN MAY BE HIGHER OR LOWER. SEE "MANAGEMENT OF THE FUND."

     The LIGHTHOUSE GROWTH FUND (the "Fund") is a diversified series of Professionally Managed Portfolios (the "Trust"), an open-end management investment company offering redeemable shares of beneficial interest. Shares of the Fund may be purchased at their net asset value per share. The minimum initial investment is $2,000 with subsequent investments of $100 or more. Shares will be redeemed at net asset value per share.

                              FINANCIAL HIGHLIGHTS

              FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

         The following information has been audited by Ernst & Young, L.L.P., independent accountants, whose unqualified report covering the fiscal period ended August 31, 1996 is incorporated by reference herein and appears in the annual report to shareholders. This information shoud be read in conjunction with the financial statements and accompanying notes thereto which appear in the annual report and are incorporated by reference into the Statement of Additional Information. Further information about the Fund's performance may be included in its annual report, which may be obtained without charge by writing or calling the address or telephone number on the Prospectus cover page.

                                                                                             September 29, 1995*
                                                                                                   through
                                                                                                August 31, 1996
---------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period..........................................................         $12.00
Income from Investment Operations:
      Net investment loss.....................................................................           (.09)
      Net realized and unrealized gain on investments.........................................           1.72
                                                                                                       ------
Total from investment operations..............................................................           1.63
                                                                                                       ------
Less Distributions:
      Dividends (from net investment income)..................................................            -0-
      Distributions (from capital gains)......................................................           (.06)
                                                                                                       ------
Total Distributions...........................................................................           (.06)
                                                                                                       ------
Net Asset Value, End of Period................................................................         $13.57
                                                                                                       ======

Total Return..................................................................................          13.67%++

Ratios/Supplemental Data:

Net assets, end of period (thousands).........................................................        $13,964

Ratio of expenses to average net assets:
      Before expense reimbursement............................................................           2.95%+
      After expense reimbursement.............................................................           2.00%+

Ratio of net investment loss to average net assets:
      Before expense reimbursement............................................................          (2.14)%+
      After expense reimbursement.............................................................          (1.19)%+

Portfolio turnover............................................................................          20.56%

Average commision rate per share..............................................................           0.06

*Commencement of operations.

+Annualized.

++Not annualized.

                           ADVISOR INVESTMENT RETURNS

     Set forth in the table below are certain performance data provided by the Advisor relating to its individually managed Equity accounts. These accounts had substantially the same investment objective as the Fund and have been managed using substantially similar investment strategies and techniques as those used by the Fund. See "Objective and Investment Approach of the Fund" above. The Portfolio Manager for these accounts is the same individual who manages the Fund. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return an investor might achieve by investing in the Fund. Results may differ because of, among other things, differences in brokerage commissions paid, account expenses, including investment advisory fees, (which expenses and fees may be higher for the Fund than for the accounts), the size of positions taken in relation to account size, diversification of securities, timing of purchases and sales, timing of cash additions and withdrawals, the private character of the composite accounts compared with the public character of the Fund, and the tax-exempt status of some of the accounts compared with the Fund and its shareholders. Investors should be aware that the use of different methods of determining performance could result in different performance results. Investors should not rely on the performance data on the following page as an indication of future performance of the Advisor or the Fund.

                                                    Average Annual Total Returns (%)
                                                    (for periods ended June 30, 1996)

                                            Lighthouse Capital            Standard & Poor's
                                              Equity Accounts                 500 Index
                                            ------------------            -----------------

              One year                            +24.30%                      +25.92%

              Three years                         +27.09%                      +17.20%

              Five years                          +28.76%                      +15.69%



     1. Results account for both income and capital appreciation or depreciation (Total Return). Returns are time-weighted and calculated in compliance with the Association for Investment Management and Research ("AIMR") performance presentation standards, reduced for investment advisory fees.

     2. Investors should note that the Fund computes and discloses its average annual compounded rate of return using the standard formula set forth in SEC rules, which differs in certain respects from returns calculated under the AIMR standards noted above. Unlike the AIMR performance presentation standards that link quarterly rates of return, the SEC total return calculation method calls for computation and disclosure of an average annual compounded rate of return for one, five and ten year periods or shorter periods from inception. The calculation provides a rate of return that equates a hypothetical initial investment of $1,000 to an ending redeemable value. While the returns shown for the Advisor are net of advisory fees, the SEC calculation formula requires that returns be shown for the Portfolios net of advisory fees as well as any maximum applicable sales charges and all other Portfolio operating expenses. See "Performance Information" at page 13.

     4. The Lighthouse Capital Equity Account Composite shown includes all accounts managed by the Advisor that meet the criteria for inclusion in the composite for each period presented.

     5. The Standard & Poor's 500 Index is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The index represents about 75% of New York Stock Exchange ("NYSE") market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

           OBJECTIVE AND INVESTMENT APPROACH OF THE FUND; RISK FACTORS

     The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities. Equity securities in which the Fund invests include common stocks and securities having the characteristics of common stocks, such as convertible preferred stocks, convertible debt securities and warrants. There is, of course, no assurance that the Fund's objective will be achieved.

     Because prices of securities held by the Fund fluctuate, the value of an investment in the Fund will vary, as the market value of its investment portfolio changes and when shares are redeemed, they may be worth more or less than their original cost. The Fund is diversified, which under applicable federal law means that as to 75% of its total assets, no more than 5% may be invested in the securities of a single issuer and that no more than 10% of its total assets may be invested in the voting securities of such issuer.

     INVESTMENT APPROACH. The Advisor uses a contrarian strategy to seek what it believes to be the best investments. Since stocks do not become bargains when they are popular, the Advisor tends to look for sound, undervalued companies in out-of-favor industries. The Advisor seeks companies that are technologically aggressive, fiscally conservative and globally competitive. Companies seeking government protection from what they believe to be "unfair competition" are avoided.

     The Advisor uses a long-term approach to valuation. It is the Advisor's view that most investors are infatuated with short-term earnings. As a result, companies with margins that are temporarily low are often discarded. The Advisor seeks companies that are not afraid to forego short-term profits in order to invest in research, marketing and service -- all areas which should lead to higher earnings in the future. Conversely, the Advisor avoids companies that neglect these areas because it appears likely that long-term profitability of such companies will suffer.

     Although equity securities are the primary focus for the Fund, the Advisor may also purchase fixed income securities where it believes that such securities offer the potential for capital growth. The Fund is permitted to hold up to 25% of its net assets in fixed-income securities, but it is not expected that under normal circumstances more than 10% of the Fund's portfolio would be invested in such securities. Fixed-income securities eligible for purchase by the Fund include those rated investment grade, i.e., rated BBB or better by Standard & Poor's Corporation ("S&P"), Duff & Phelps Credit Rating Co. ("Duff"), or Fitch Investors Service, Inc. ("Fitch"), or Baa or better by Moody's Investors Service ("Moody's"). Securities rated BBB by S&P, Duff, and Fitch or Baa by Moody's are investment grade, but Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher-rated debt securities.

     Within the overall limit on investment in fixed-income securities, the Fund also may invest in corporate debt securities that are rated below investment grade or which are unrated. Such securities typically carry higher coupon rates than investment grade securities but also are described as speculative by both Moody's and S&P and may be subject to greater market price fluctuations, less liquidity, and greater risk of income or principal, including a greater possibility of default or bankruptcy of the issuer of such securities, than are more highly rated debt securities. Lower rated or unrated fixed income securities also are likely to be more sensitive to adverse economic or company developments. The Advisor seeks to reduce the risks associated with investing in such securities by limiting the Fund's holdings in such securities and by the depth of its own credit analysis. In selecting below investment grade securities, the Advisor seeks securities in companies with improving cash flows and balance sheet prospects, whose credit ratings the Advisor views as likely to be upgraded. The Advisor believes that such securities can produce returns similar to equities.

     SHORT SALES. The Fund may engage in short sales of securities. In a short sale, the Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.


     The Fund also must deposit in a segregated account an amount of liquid assets equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain daily the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.


     The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss will be increased by any dividends or interest the Fund may be required to pay in connection with the short sale. The dollar amount of short sales at any one time (not including short sales against-the-box) may not exceed 25% of the net assets of the Fund.

     A short sale is "against-the-box" if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction serves to defer a gain or loss for Federal income tax purposes.


     SMALLER COMPANIES. Some of the companies held by the Fund may be smaller and younger than companies whose shares trade on the major stock exchanges. Accordingly, shares of these companies, which typically trade over-the-counter, may be more volatile than those of larger exchange-listed companies. New or improved products or methods of development may have a substantial impact on the earnings and revenues of such companies, and such developments could have a positive or negative impact on their shares. Some of these companies may be thinly traded. From time to time, the Fund and other client accounts of the Advisor, on a collective basis, may hold a significant amount of such companies' outstanding shares or trading volume. During such times, the Fund's ability to dispose of such securities without affecting market price could be limited. The Fund will monitor the level of investment in such securities to determine whether they may be considered illiquid and subject to the Fund's limitation that no more than 15% of its total assets may in invested in restricted or illiquid securities.


     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements in order to earn additional income on available cash, or as a defensive investment in periods when the Fund is primarily in short-term maturities. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit

Insurance Corporation and the most creditworthy registered securities dealers pursuant to procedures adopted and regularly reviewed by the Trust's Board of Trustees. The Advisor monitors the creditworthiness of the banks (other than the custodian bank) and securities dealers with whom the Fund engages in repurchase transactions.

     WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund's net asset value. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price. The Fund limits its investments in when-issued securities to less than 5% of its total assets. When the Fund purchases securities on a when-issued basis, it maintains liquid assets in a segregated account with its Custodian in an amount equal to the purchase price as long as the obligation to purchase continues.

     PORTFOLIO TURNOVER. The annual rate of portfolio turnover is anticipated to be approximately 25%. In general, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

     OTHER PERMITTED INVESTMENTS AND RISKS. The Fund is authorized to invest in foreign securities, engage in options transactions on equity securities and indexes, to borrow money and to lend portfolio securities. However, the Fund may not engage in any of such activities to an extent greater than 5% of its net assets. For more information on such securities and practices and the risks associated with them, see the Fund's Statement of Additional Information.

     The Fund has adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.


                             MANAGEMENT OF THE FUND

     The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. The Advisor is located at 10000 Memorial Drive, Suite 660, Houston, TX 77024. The Advisor was founded in 1988 and is controlled by Mr. Paul G. Horton, President and Managing Director and Mr. Kevin P. Duffy, Research Director and Portfolio Manager. The Advisor provides investment advisory services to individual and institutional investors with assets of approximately $250 million. Mr. Duffy is responsible for management of the Fund's portfolio.

     The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 1.25% annually. This fee is higher than that paid by most investment companies.

     Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. Under that agreement, the Administrative Manager prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the trustees, monitors the activities of the Fund's custodian, transfer agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrative Manager receives a monthly fee at the annual rate specified on the following page.

         Average net assets of the Fund         Fee or fee rate
---------------------------------------------------------------
         Under $15 million                      $30,000
         $15 to $50 million                     0.20% of average net assets
         $50 to $100 million                    0.15% of average net assets
         $100 to $150 million                   0.10% of average net assets
         Over $150 million                      0.05% of average net assets


     The Fund is responsible for its own operating expenses. The Advisor is currently undertaking to limit the Fund's expense ratio to 2.00% annually. Any reductions made by the Advisor in its fees or payments or reimbursements of expenses which are the Fund's obligation may be subject to reimbursement by the Fund.


     The Advisor considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Advisor may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions.

                                DISTRIBUTION PLAN

     The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act. The Plan provides that the Fund may pay for distribution and related expenses of up to an annual rate of 0.25% of the Fund's average net assets to the Advisor as distribution coordinator. Expenses permitted to be paid by the Fund under its Plan include: preparation, printing and mailing of prospectuses; shareholder reports such as semiannual and annual reports, performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Fund's shares; payments to financial intermediaries for shareholder support; administrative and accounting services with respect to the shareholders of the Fund; and such other expenses as may be approved from time to time by the Board of Trustees.

     The Rule 12b-1 Distribution Plan allows excess distribution expenses to be carried forward by the Advisor, as Distribution Coordinator, and resubmitted in a subsequent fiscal year provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Board of Trustees has made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward; and (iii) the Board of Trustees makes a further determination, at the time any distribution expenses which have been carried forward are resubmitted for payment, to the effect that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.

     The Advisor, out of its own funds, also may compensate broker-dealers who have signed dealer agreements for the distribution of the Fund's shares as well as other service providers who provide shareholder and administrative services.

                            HOW TO INVEST IN THE FUND

     The minimum initial investment is $2,000. Subsequent investments must be at least $100. First Fund Distributors, Inc. (the "Distributor"), acts as Distributor of the Fund's shares. The Distributor may, at its discretion, waive the minimum investment requirements for purchases in conjunction with certain group or periodic plans. In addition to cash purchases, shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities, provided that any such tendered security is readily marketable, its acquisition is consistent with the Fund's objective and it is otherwise acceptable to the Fund's Advisor.

     Shares of the Fund are offered continuously for purchase at their net asset value per share next determined after a purchase order is received. The public offering price is effective for orders received by the Fund prior to the time of the next determination of the Fund's net asset value. Orders received after the time of the next determination of the Fund's net asset value will be entered at the next calculated public offering price. Investors may be charged a fee if they effect a transaction in fund shares through a broker or agent. Such brokers or agents may also impose different minimum transaction amounts.

INVESTORS MAY PURCHASE SHARES OF THE FUND BY CHECK OR WIRE:

     BY CHECK: For initial investments, an investor should complete the Fund's Account Application (included with this Prospectus). The completed application, together with a check payable to "Lighthouse Growth Fund," should be mailed to the Fund's Transfer Agent: Lighthouse Growth Fund, P.O. Box 856, Cincinnati, OH 45264-0856. A purchase order sent by overnight mail should be sent to Lighthouse Growth Fund, 425 Walnut Street, M.L. 6118, Cincinnati, OH 45202.

     For subsequent investments, a stub is attached to the account statement sent to shareholders after each transaction. The stub should be detached from the statement and, together with a check payable to "Lighthouse Growth Fund," mailed to the Transfer Agent in the envelope provided at the address indicated above. The investor's account number should be written on the check.

     BY WIRE: For initial investments, before wiring funds, an investor should call the Transfer Agent at (800) 282-2340 between the hours of 9:00 a.m. and 4:00 p.m. Eastern time, on a day when the New York Stock Exchange is open for trading in order to receive an account number. The Transfer Agent will request the investor's name, address, tax identification number, amount being wired and wiring bank. The investor should then instruct the wiring bank to transfer funds by wire to: Star Bank, N.A. Cinti/Trust, ABA #0420-0001-3, Attn: Lighthouse Growth Fund, DDA #483897971, for credit to Lighthouse Growth Fund, for further credit to [investor's name and account number]. The investor should also ensure that the wiring bank includes the name of the Fund and the account number with the wire. If the funds are received by the Transfer Agent prior to the time that the Fund's net asset value is calculated, the funds will be invested on that day; otherwise they will be invested on the next business day. Finally, the investor should write the account number provided by the Transfer Agent on the Application Form and mail the Form promptly to the Transfer Agent.

     For subsequent  investments,  an investor should call the Transfer Agent at
(800) 282-2340 before the wire is sent. Failure to do so will cause the purchase to be credited the next day, when the Transfer Agent receives notice of the wire. The investor's bank should wire funds as indicated above. It is essential that complete information regarding the investor's account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain further information from the Transfer Agent about remitting funds in this manner and from their own banks about any fees that may be imposed.

     Payment of proceeds from redemption of shares purchased with an initial investment made by wire may be delayed until one business day after the completed Account Application is received by the Fund. All investments must be made in U.S. dollars and, to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check. A charge may be imposed if any check used for investment does not clear. The Fund and the Distributor reserve the right to reject any purchase order in whole or in part.

     If an order, together with payment in proper form, is received by the Transfer Agent by the close of trading on the New York Stock Exchange (currently 4:00 p.m., New York City time), Fund shares will be purchased at the offering price determined as of the close of trading on that day. Otherwise, Fund shares will be purchased at the offering price determined as of the close of trading on the New York Stock Exchange on the next business day.

     Federal tax regulations require that investors provide a certified Taxpayer Identification Number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Fund's Account Application for further information concerning this requirement.

     The Fund is not required to issue share certificates. All shares are normally held in non-certificated form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder.

                     HOW TO REDEEM AN INVESTMENT IN THE FUND

     Shareholders have the right to redeem all or any portion of their outstanding shares at the current net asset value on each day the New York Stock Exchange is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption.

     DIRECT REDEMPTION. A written request for redemption must be received by the Fund's Transfer Agent in order to constitute a valid tender for redemption. Redemption requests should (a) state the number of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as recorded on the account registration. To protect the Fund and its shareholders, a signature guarantee is required for certain transactions, including redemptions. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as defined in the federal securities laws. These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

     TELEPHONE REDEMPTION. Shareholders who complete the Redemption by Telephone portion of the Fund's Account Application may redeem shares on any business day the New York Stock Exchange is open by calling the Fund's Transfer Agent at
(800) 282-2340 between the hours of 9:00 a.m. and 4:00 p.m. Eastern time. Redemption proceeds will be mailed to the address of record or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds).

     By establishing telephone redemption privileges, a shareholder authorizes the Fund and its Transfer Agent to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and send the proceeds to the address of record on the account or transfer the proceeds to the bank account designated in the Authorization. The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. As long as these identification procedures are followed, neither the Fund nor its agents will be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders.

     Shareholders may request telephone redemption after an account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

     GENERAL. Payment of the redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the Securities and Exchange Commission. In the case of shares purchased by check and redeemed shortly after purchase, the Fund will not mail redemption proceeds until it has been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal funds wire. A redemption may result in recognition of a gain or loss for Federal income tax purposes.

     Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account, other than retirement plan or Uniform Gift to Minors Act accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $2,000. If the Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of his account is less than $2,000 and will be allowed 30 days to make an additional investment to bring the value of the account to at least $2,000 before the Fund takes any action.

                  SERVICES AVAILABLE TO THE FUND'S SHAREHOLDERS

     RETIREMENT PLANS. The Fund offers a prototype Individual Retirement Account ("IRA") plan and information is available from the Distributor or from your securities dealer with respect to Keogh, Section 403(b) and other retirement plans offered. Investors should consult a tax adviser before establishing any retirement plan.

     AUTOMATIC INVESTMENT PLAN. For the convenience of shareholders, the Fund offers a preauthorized check service under which a check is automatically drawn on the shareholder's personal checking account each month for a predetermined amount (but not less than $100), as if the shareholder had written it himself. Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the current offering price. Purchases are made at Net Asset Value at the close of regular trading on the New York Stock
Exchange (the "Exchange") (currently 4:00 P.M. Eastern time) on or about the 20th day of the month. Applications for this service are available from the Distributor. There is no charge by the Fund for this service. The Distributor may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Transfer Agent in writing, sufficiently in advance of the next scheduled withdrawal.

     AUTOMATIC WITHDRAWALS. As another convenience, the Fund offers an Automatic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. A shareholder's account must have Fund shares with a value of at least $10,000 in order to start an Automatic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Automatic Withdrawal Program is $100. Redemptions are made at net asset value as of the close of regular trading on the Exchange on the 25th day of each month (or the next business day). This Program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.

     A withdrawal under the Automatic Withdrawal Program involves a redemption of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to the shareholder's account, the account ultimately may be depleted.


                  HOW THE FUND'S PER SHARE VALUE IS DETERMINED

     The net asset value of a Fund share is determined once daily as of the close of public trading on the Exchange (currently 4:00 p.m. Eastern time) on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding.

     Portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with remaining maturities of sixty days or less are valued at amortized cost as reflecting fair value.

                             DISTRIBUTIONS AND TAXES

     DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income are declared and paid at least annually, typically at the end of the Fund's fiscal year (August 31). Any undistributed net capital gains realized during the Fund's fiscal year will also be distributed to shareholders after the end of the year, with a supplemental distribution on or about December 31 of any undistributed net investment income for the calendar year as well as any additional undistributed capital gains earned during the 12-month period ended each October 31.

     Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that distributions be made in cash.

     Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

     TAXES. The Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income or excise taxes. The Distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the Statement of Additional Information. Shareholders should consult their own advisers concerning federal, state and local tax consequences of investments in the Fund.

                               GENERAL INFORMATION

     THE TRUST. The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

     SHAREHOLDER RIGHTS. Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of a change in the Fund's investment objective); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

     PERFORMANCE INFORMATION. From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent year and over the period from the Fund's inception of operations, through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified  period  and the net  asset  value  of such  shares  at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

     CUSTODIAN AND TRANSFER AGENT; SHAREHOLDER INQUIRIES. Star Bank, 425 Walnut St., Cincinnati, OH 45202, serves as custodian of the Fund's assets. American Data Services, 24 West Carver Street, 2nd Floor, Huntington, NY 11743 is the Fund's Transfer Agent. Shareholder inquiries should be directed to the Transfer Agent at (800) 282-2340.

                                     [LOGO]
                             LIGHTHOUSE GROWTH FUND

                                     Advisor
                       LIGHTHOUSE CAPITAL MANAGEMENT, INC.
                         10000 Memorial Drive, Suite 660
                              Houston, Texas 77024
                                 (713) 688-6881
                        Account Inquiries (800) 282-2340

                                   Distributor
                          FIRST FUND DISTRIBUTORS, INC.
                      4455 East Camelback Road, Suite 261E
                             Phoenix, Arizona 85018

                                    Custodian
                                 STAR BANK, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                 Transfer Agent
                          AMERICAN DATA SERVICES, INC.
                        24 West Carver Street, 2nd Floor
                              Huntington, NY 11743

                                    Auditors
                              ERNST & YOUNG, L.L.P.
                             515 South Flower Street
                          Los Angeles, California 90071

                                  Legal Counsel
                        HELLER, EHRMAN, WHITE & McAULIFFE
                                 333 Bush Street
                         San Francisco, California 94104

                         U.S. GLOBAL LEADERS GROWTH FUND
================================================================================
                                   PROSPECTUS


--------------------------------------------------------------------------------
                                OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Expense Table                                                           2
Financial Highlights                                                    4
Objective and Investment Approach of the Fund                           5
Management of the Fund                                                  8
How To Invest in the Fund                                               9
How To Redeem an Investment in the Fund                                11
Services Available to the Fund's Shareholders                          13
How the Fund's Per Share Value Is Determined                           13
Distributions and Taxes                                                14
General Information                                                    15

                         U.S. GLOBAL LEADERS GROWTH FUND
                                  P.O. Box 856
                           Cincinnati, Ohio 45264-0856
                                 (800) 282-2340
     U.S. GLOBAL LEADERS GROWTH FUND (the "Fund") is a mutual fund with the investment objective of seeking growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of United States companies that have substantial international activities ("U.S. Global Leaders"). The Fund does not have a policy of investment in any specific number of countries outside the U.S., although it may invest in securities of foreign companies that meet the Advisor's criteria of global leadership. Yeager, Wood & Marshall Incorporated (the "Advisor") serves as investment advisor to the Fund.

     This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated October 31, 1996, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge upon written request to the Fund at the address given above.


     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY ANY BANK. SHARES OF THE FUND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), FEDERAL RESERVE BOARD OR ANY OTHER AGENCY THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  EXPENSE TABLE
Expenses are one of several factors to consider when investing in the Fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in the Fund. Actual expenses may be more or less than those shown.


SHAREHOLDER TRANSACTION EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases                                 None

------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Reinvested Dividends                      None

------------------------------------------------------------------------------------------------------------------------------------
Deferred Sales Load                                                     None

------------------------------------------------------------------------------------------------------------------------------------
Redemption Fees                                                         None

------------------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                            None



ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)

------------------------------------------------------------------------------------------------------------------------------------
Advisory Fees                                                            1.00%


------------------------------------------------------------------------------------------------------------------------------------
Other Expenses (after waiver)                                            0.48%*

------------------------------------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses (after waiver)                             1.48%*



*The Advisor has agreed to reduce its fees or make payments to assure that the Fund's ratio of operating expenses to average net assets will not exceed 1.48%. In the absence of this limitation, the Fund's ratio of expenses to average net assets would have been 2.55% for the fiscal year ended June 30, 1996.

EXAMPLE
--------------------------------------------------------------------------------


This table illustrates the net transaction and operating expenses that would be incurred by an investment in the Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.


------------------------------------------------------------------------------------------------------------------------------------
One year                                                               $   15

------------------------------------------------------------------------------------------------------------------------------------
Three years                                                            $   47


------------------------------------------------------------------------------------------------------------------------------------
Five years                                                             $   81

------------------------------------------------------------------------------------------------------------------------------------
Ten years                                                              $ 177





The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. Amounts in the table could increase if the Advisor's limitation of expenses were to be terminated. See "Management of the Fund."



U.S. GLOBAL LEADERS GROWTH FUND (the "Fund") is a non-diversified series of Professionally Managed Portfolios (the "Trust"), an open-end management investment company offering redeemable shares of beneficial interest. See "Non-Diversification" on page 7. Shares of the Fund may be purchased at their net asset value per share. The minimum initial investment is $2,500 with subsequent investments of $1,000 or more. Shares will be redeemed at net asset value per share.

                              FINANCIAL HIGHLIGHTS
                             For a share outstanding
                             throughout the period.

         The following information has been audited by Ernst & Young L.L.P., independent accountants, whose unqualified report covering the fiscal period ended June 30, 1996 is incorporated by reference herein and appears in the annual report to shareholders. This information shoud be read in conjunction with the financial statements and accompanying notes thereto which appear in the annual report and are incorporated by reference into the Statement of Additional Information. Further information about the Fund's performance may be included in its annual report, which may be obtained without charge by writing or calling the address or telephone number on the Prospectus cover page.

                                                        October 1, 1995*
                                                            through
                                                         June 30, 1996

Net asset value, beginning of period ...................      $10.00
                                                              ------
Income from investment operations:
   Net investment income ...............................        0.01
   Net realized and unrealized gain on investments .....        2.08
                                                                ----
Total from investment operations........................        2.09
                                                                ----
Less distributions:
   Dividends from net investment income.................       (0.01)
                                                               -----
Net asset value, end of period .........................      $12.08
                                                              ======
Total return ...........................................       20.83%++
Ratios/supplemental data:
Net assets, end of period (000's).......................      $9,022
Ratio of expenses to average net assets:
   Before expense reimbursement ........................        2.55%+
   After expense reimbursement..........................        1.48%+
Ratio of net investment loss to average net assets:
   Before expense reimbursement ........................       (1.08)%+
   After expense reimbursement .........................       (0.01)%+
Portfolio turnover rate ................................        4.91%
Average commission rate paid per share..................     $  0.07


*Commencement of operations.

+Annualized.

++Not Annualized.

                        OBJECTIVE AND INVESTMENT APPROACH
                                   OF THE FUND
The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of United States companies that have substantial international activities ("U.S. Global Leaders"). Under normal market conditions, at least 65% of the Fund's total assets will be invested in stocks of companies the Advisor regards as U.S. Global Leaders as set forth below. Unlike most mutual funds that are classified as "global" funds, the Fund does not have a policy of investment in any specific number of countries outside the U.S., although it may invest in securities of foreign companies that meet the Advisor's criteria of global leadership. There is, of course, no assurance that the Fund's objective will be achieved. The Fund is not designed for investors seeking income rather than growth of capital.

Because prices of securities held by the Fund fluctuate, the value of an investment in the Fund will vary, as the market value of its investment portfolio changes and when shares are redeemed, they may be worth more or less than their original cost.

INVESTMENT APPROACH: U.S. GLOBAL LEADERS

In selecting common stocks for the Fund, the Advisor focuses on companies it views as "U.S. Global Leaders": Companies that have leading positions in growing markets in the developed countries and also derive a substantial portion of their profits in fast-growing emerging markets. Under normal market conditions, the Fund will invest at least 65% of the value of its total assets in securities of such companies.

U.S. Global Leaders portfolio companies typically:

 -Hold leading market shares of their relevant growth markets, and hence possess the pricing flexibility that results in high profit margins and high investment returns.

 -Supply consumable products or services so that their revenue streams are recurring rather than derived from infrequent or postponable sales of big-ticket items.

 -Maintain strong balance sheets with relatively low debt to equity ratios.

The Advisor believes that companies with these characteristics should have relatively low business risk and relatively high sustainability of earnings growth.

     The Advisor believes that leading multinational companies traded publicly in U.S. securities markets have a number of advantages that make them attractive investments. U.S. capital markets are large and liquid. Accounting practices are consistent and well regulated. Currency and political risks are minimized, and the costs associated with investing abroad are reduced.

Companies that have leading positions in growing markets in the U.S. and other developed countries and also derive a significant portion of their profits in fast-growing emerging markets are relatively limited in number at this time. Because of the difficulty and expense in building broad-based distribution in newer global markets, it appears likely that the number of such companies will not expand rapidly. Thus, the Advisor's view is that the stocks of multinational companies that can sustain superior global earnings growth are likely to be accorded premium relative valuations.

The Advisor's investment policy is to identify U.S. Global Leaders companies with superior long-term earnings prospects and to continue to own them as long as their managements are fulfilling their mission. As long as the Advisor believes that shares of such companies continue to enjoy favorable prospects for capital growth and that they are not overvalued in the marketplace, such shares are ordinarily retained. Thus it is expected that the Fund's annual rate of portfolio turnover will be relatively low compared to that of most common stock mutual funds, normally not more than 25%.

FOREIGN INVESTMENTS

There are foreign companies that fit the profile of Global Leaders companies developed by the Advisor, and the Advisor may invest in such companies. While the Advisor is permitted to invest up to 25% of the Fund's net assets in foreign companies, under normal circumstances, the level of such investment is not expected to exceed 15%. Investment in foreign companies generally will be in the form of American Depository Receipts ("ADRs"). These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. securities markets, and ADRs are alternatives to the purchase of the underlying securities in their national market and currencies.

The Advisor intends to limit its investment in foreign companies to large capitalization, well-established issuers, the securities of which are publicly traded in the U.S and which provide their financial data in accordance with generally accepted accounting principles in the United States. Thus the Advisor expects to minimize the risks associated with investing in foreign companies generally. For further information on foreign investing, including the risks associated with such investments, see the Statement of Additional Information.

NON-DIVERSIFICATION

The Fund is a non-diversified investment company portfolio, which means that the Fund is required to comply only with the diversification requirements of the Internal Revenue Code so that the Fund will not be subject to U.S. taxes on its net investment income. These provisions, among others, require that at the end of each calendar quarter, (1) not more than 25% of the value of the Fund's total assets can be invested in the securities of a single issuer, and (2) with respect to 50% of the value of the Fund's total assets, no more than 5% of the value of its total assets can be invested in the securities of a single issuer and the Fund may not own more than 10% of the outstanding voting securities of a single issuer.

 Since the Fund, as a non-diversified investment company portfolio could invest in a smaller number of individual issuers than a diversified investment company, the value of the Fund's investments could be more affected by any single adverse occurrence than would the value of the investments of a diversified investment company. However, it is the policy of the Fund to attempt to reduce its overall exposure to risk from declines in individual securities by spreading its investments over a number of different companies and a variety of industries.

OTHER PERMITTED INVESTMENTS AND RISKS

Under normal market conditions, it is expected that the Fund will be substantially fully invested, and cash and cash equivalent investment should account for less than 5% of Fund assets. However, if the Advisor believes market conditions to warrant a temporary defensive position, the Fund may invest without limit in cash, certificates of deposit, bankers acceptances and other short-term bank deposit accounts, short-term U.S. Government, agency and instrumentality obligations, repurchase agreements with respect to such obligations and in other domestic debt rated in one of the two highest grades by one or more of the nationally recognized statistical ratings organizations, or if unrated, believed by the Advisor to be of comparable quality.

The Fund has adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.

                             MANAGEMENT OF THE FUND
The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. The Advisor is located at 630 Fifth Avenue, New York, NY 10111. The Advisor was founded in 1968 and is controlled by George M. Yeager, President. Mr. Yeager is responsible for the management of the Fund's portfolio. The Advisor provides investment advisory services to individual and institutional investors with assets in excess of $250,000,000.

The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 1.00% annually. This fee is higher than that paid by most investment companies.

Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate: Under $15 million - $30,000, $15 to $50 million - 0.20% of average net assets, $50 to $100 million - 0.15% of average net assets, $100 to $150 million - 0.10% of average net assets, over $150 million - 0.05% of average net assets.

The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's operating expenses to assure that the Fund's ratio of operating expenses to average net assets will not exceed the limit imposed by the most restrictive applicable state regulation, currently 2.50% In addition to this limitation, the Advisor may reimburse additional amounts to the Fund at any time in order to reduce the Fund's expenses, or to the extent required by applicable securities laws. The Advisor is currently undertaking to limit the Fund's annual operating expenses to no more than 1.48% of average net assets. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation may be subject to reimbursement by the Fund.

The Advisor considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Advisor may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions.

The Advisor may in its discretion and out of its own funds compensate third parties for the sale and marketing of shares of the Fund for services provided to Fund shareholders.


                           HOW TO INVEST IN THE FUND

The minimum initial investment is $2,500. Subsequent investments must be at least $1,000. First Fund Distributors, Inc. (the "Distributor"), acts as Distributor of the Fund's shares. Shares of the Fund may be purchased without regard to these minimums by employees, officers and Trustees of the Trust, the Advisor or firms providing contractual services to the Fund, and members of their immediate families and by retirement plans and trusts for their benefit. The Distributor may, at its discretion, waive the minimum investment requirements for charitable organizations, employee benefit plans, clients of the Advisor, and others with whom the Advisor has an established business relationship. Brokers or other financial institutions may charge a fee to their customers who purchase shares of the Fund through them as intermediaries. In addition to cash purchases, shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities, provided that any such security is readily marketable, its acquisition is consistent with the Fund's investment objective and it is otherwise acceptable to the Fund's Advisor.


Shares of the Fund are offered continuously for purchase at their net asset value per share next determined after a purchase order is received. The public offering price is effective for orders received by the Fund prior to the time of the next determination of the Fund's net asset value. Orders received after the time of the next determination of the applicable Fund's net asset value will be entered at the next calculated public offering price.

Investors may purchase shares of the Fund by check or wire:

     BY CHECK: For initial investments, an investor should complete the Fund's Account Application (included with this Prospectus). The com-pleted application, together with a check payable to "U.S. Global Leaders Growth Fund," should be mailed to: U.S. Global Leaders Growth Fund, P.O. Box 856, Cincinnati, OH 45264-0856. Investments sent by overnight delivery services should be sent to: U.S. Global Leaders Growth Fund, c/o Star Bank, N.A., 425 Walnut Street, M.L. 6118, Cincinnati, OH 45202

For subsequent investments, a stub is attached to the account statement sent to shareholders after each transaction. The stub should be detached from the statement and, together with a check payable to "U. S. Global Leaders Growth Fund," mailed in the envelope provided to the address indicated above. The investor's account number should be written on the check.


BY WIRE: For initial investments, before wiring funds, an investor should call the Fund's Transfer Agent at (800) 282-2340 between the hours of 9:00 a.m. and 4:00 p.m. Eastern time, on a day when the New York Stock Exchange is open for trading in order to receive an account number. The Transfer Agent will request the investor's name, address, tax identification number, amount being wired and wiring bank. The investor should then instruct the wiring bank to transfer funds by wire to : Star Bank, N.A. Cinti/Trust, ABA #0420-0001-3, DDA # 483898029, U.S. Global Leaders Growth Fund, [Account name and number]. The investor should also ensure that the wiring bank includes the name of the Fund and the account number with the wire. If the funds are received by the Transfer Agent prior to the time that the Fund's net asset value is calculated, the funds will be invested on that day; otherwise they will be invested on the next business day. Finally, the investor should write the account number provided by the Transfer Agent on the Application Form and mail the Form promptly to the Transfer Agent.


For subsequent investments, the investor should first notify the Fund and then have the investor's financial institution wire funds as indicated above. It is essential that complete information regarding your account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain information about remitting funds in this manner from the Transfer Agent and should obtain from their own banks information about any fees that may be imposed.

     GENERAL. Payment of redemption proceeds from shares that were purchased with an initial investment made by wire may be delayed until one business day after the completed Account Application is received by the Fund. All investments must be made in U.S. dollars and, to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check. A charge may be imposed if any check used for investment does not clear. The Fund and the Distributor reserve the right to reject any purchase order in whole or in part.

If an order, together with payment in proper form, is received by the Transfer Agent by the close of trading on the New York Stock Exchange (currently 4:00 p.m., New York City time), Fund shares will be purchased at the offering price determined as of the close of trading on that day. Otherwise, Fund shares will be purchased at the offering price determined as of the close of trading on the New York Stock Exchange on the next business day.

Federal tax regulations require that investors provide a certified Taxpayer Identification Number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Fund's Account Application for further information concerning this requirement.

The Fund is not required to issue share certificates. All shares are normally held in non-certificated form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder.

                    HOW TO REDEEM AN INVESTMENT IN THE FUND

A shareholder has the right to have the Fund redeem all or any portion of his outstanding shares at their current net asset value on each day the New York Stock Exchange is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption.

DIRECT REDEMPTION. A written request for redemption must be received by the Fund's Transfer Agent in order to constitute a valid tender for redemption. Redemption requests should (a) state the number of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as recorded on the account registration. Additional documentation may be required from corporate, trust, or partnership shareholders. To protect the Fund and its shareholders, a signature guarantee is required for certain transactions, including redemptions. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as defined in the federal securities laws. These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

TELEPHONE REDEMPTION. Shareholders who complete the Redemption by Telephone portion of the Fund's Account Application may redeem shares on any business day the New York Stock Exchange is open by calling the Fund's Transfer Agent at
(800) 282-2340 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed to the address of record or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds).

By establishing telephone redemption privileges, a shareholder authorizes the Fund and its Transfer Agent to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and send the proceeds to the address of record on the account or transfer the proceeds to the bank account designated in the Authorization. The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. If these identification procedures are not followed, the Fund or its agents could be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days notice to shareholders.

Shareholders may request telephone redemption after an account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption during periods of abnormal market activity.

GENERAL. Payment of the redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the Securities and Exchange Commission. In the case of shares purchased by check and redeemed shortly after purchase, the Fund will not mail redemption proceeds until it has been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal funds wire. A redemption may result in recognition of a gain or loss for Federal income tax purposes.

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account, other than retirement plan or Uniform Gift to Minors Act accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $1,000. If the Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of his account is less than $1,000 and will be allowed 30 days to make an additional investment to bring the value of his account to at least $1,000 before the Fund takes any action.

                 SERVICES AVAILABLE TO THE FUND'S SHAREHOLDERS

     RETIREMENT PLANS. The Fund offers a prototype Individual Retirement Account ("IRA") plan and information is available from the Distributor or from your securities dealer with respect to Keogh, Section 403(b) and other retirement plans offered. Investors should consult a tax adviser before establishing any retirement plan.


AUTOMATIC INVESTMENT PLAN. For the convenience of shareholders, the Fund offers a preauthorized check service under which a check is automatically drawn on the shareholder's personal checking account each month for a predetermined amount (but not less than $250), as if the shareholder had written it directly. Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the current offering price as of the close of regular trading on the New York Stock Exchange. Applications for this service are available from the Distributor. There is no charge by the Fund for this service. The Distributor may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Transfer Agent in writing, sufficiently in advance of the next scheduled withdrawal.


The net asset value of a Fund share is determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding.

Portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with remaining maturities of sixty days or less are valued at amortized cost as reflecting fair value.




DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income are declared and paid at least annually, typically at the end of the Fund's fiscal year (June
30). Any undistributed net capital gains realized during the Fund's fiscal year will also be distributed to shareholders after the end of the year, with a supplemental distribution on or about December 31 of any undistributed net investment income as well as any additional undistributed capital gains earned during the 12-month period ended each October 31.


Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.

Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

TAXES. The Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income or excise taxes. The distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment ) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the Statement of Additional Information. Shareholders should consult their own advisers concerning federal, state and local tax consequences of investments in the Fund.




THE TRUST. The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

SHAREHOLDER RIGHTS. Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., any change in the Fund's investment objective); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

PERFORMANCE INFORMATION.
From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent one year and over the period from the Fund's inception of operations, through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.


CUSTODIAN AND TRANSFER AGENT;
SHAREHOLDER INQUIRIES.
Star Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, serves as custodian of the Fund's assets. American Data Services, Inc., 24 West Carver Street, 2nd Floor, Huntington, NY 11743 is the Fund's Transfer and Dividend Disbursing
Agent. Shareholder inquiries should be directed to the Transfer Agent at (800) 282-2340.

                                     ADVISOR

                      Yeager, Wood & Marshall, Incorporated
                                630 Fifth Avenue
                            New York, New York 10111
                                 (212) 765-5350



                                   DISTRIBUTOR

                          First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261E
                             Phoenix, Arizona 85018



                                    CUSTODIAN


                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202




                                  TRANSFER AND
                                    DIVIDEND
                                DISBURSING AGENT


                          American Data Services, Inc.
                        24 West Carver Street, 2nd Floor
                           Huntington, New York 11743




                                    AUDITORS

                              Ernst & Young, L.L.P.
                             515 South Flower Street
                          Los Angeles, California 90071


                                  LEGAL COUNSEL

                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104

                         U.S. GLOBAL LEADERS GROWTH FUND

                                  P.O. Box 856
                           Cincinnati, Ohio 45264-0856
                                 (800) 282-2340

                       STATEMENT OF ADDITIONAL INFORMATION


                                October 31, 1996


                           BOSTON MANAGED GROWTH FUND
                                   a series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                                  40 Court St.
                                Boston, MA 02108
                                 (617) 726-7250




         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of the Boston Managed Growth Fund. A copy of the prospectus dated October 31, 1996 is available by calling the number listed above or (212) 633-9700.







                                                 TABLE OF CONTENTS



                                                                            Page

The Trust . . . . . . . . . . . . . . . . . . .  . . . . . . . . . . . .    B-2
Investment Objective and Policies . . . . . . .   . . . . . . . . . . . .   B-2
Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . . .   B-6
Distributions and Tax Information . . . . . . . . . . . . . . . . . . . .   B-8
Management . . . . .  . . . . . . . . . . . . . .. . . . . . . . . . . . . B-11
Execution of Portfolio Transactions . . . . . . .. . . . . . . . . . .  B-14
Additional Purchase and Redemption Information  .. . . . . . . . . . . .   B-16
Determination of Share Price  . . . . . . . . . . . . . . . . . . . . . .   B-17
Performance Information . . . . . . . . . . . . . . . . . . . . . . . . .  B-17
General Information . . . . . . . . . . . . . . .. . . . . . . . . . . . .  B-18
Finanial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-19
Appendix . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    B-20

                                                     THE TRUST

         Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of a number of series which represent separate investment portfolios. This Statement of Additional Information relates only to the Boston Managed Growth Fund series (the "Fund").


                                         INVESTMENT OBJECTIVE AND POLICIES

         The Fund is a mutual fund with the investment objective of seeking income and long-term capital growth through an actively managed portfolio of stocks, bonds and money market instruments. The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Fund will be attained.

Repurchase Agreements

         The Fund may enter into repurchase agreements as discussed in the Prospectus. Under such agreements, the seller of the U.S. Government security to the Fund agrees to repurchase it at a mutually agreed time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the underlying U.S. Government security itself. Such repurchase agreements will be made only with banks with deposits of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 5% of the value of the Fund's total assets would be invested in illiquid securities including such repurchase agreements.

         For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear, however, whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the investment manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

         Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which at the time the transaction is entered into is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When-Issued Securities

         The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund will establish a segregated account with its Custodian in which it will maintain cash and marketable securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Foreign Securities

         The Fund may invest up to 15% of its assets in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

         Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

         Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There can be no assurance that the Advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

         Securities of foreign issuers may be held by the Fund in the form of American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs"). These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

         The Fund may invest without regard to the 15% limitation in securities of foreign issuers which are listed and traded on a domestic national securities exchange.

Debt Securities and Ratings

         Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security. If a security's rating is reduced while it is held by the Fund, the Advisor will consider whether the Fund should continue to hold the security but the Fund is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates.

         The Fund reserves the right to invest up to 20% of its assets in securities rated lower than BBB by S & P or lower than Baa by Moody's but rated at least B by S & P or Moody's (or, in either case, if unrated, deemed by the Advisor to be of comparable quality). Lower-rated securities generally offer a higher current yield than that available for higher grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is smaller and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a smaller and less actively traded market.

         Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower-yielding security, resulting in a decreased return to investors. Also, because the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by the Fund may decline proportionately more than the Fund consisting of higher-rated securities. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower-rated securities. Investments in zero-coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

 Options and Futures Contracts

         As indicated in the Prospectus, to the extent consistent with its investment objectives and policies, the Fund may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts, to the extent of up to 5% of its assets.

         Transactions in options on securities and on indexes involve certain risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

         If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; such losses may be mitigated or exacerbated by changes in the value of the Fund's securities during the period the option was outstanding.

         Use of futures contracts and options thereon also involves certain risks. The variable degree of correlation between price movements of futures contracts and price movements in the related portfolio positions of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. Also, futures and options markets may not be liquid in all circumstances and certain over the counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction at all or without incurring losses. Although the use of options and futures transactions for hedging should minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. If losses were to result from the use of such transactions, they could reduce net asset value and possibly income. The Fund may use these techniques to hedge against changes in interest rates or securities prices or as part of its overall investment strategy. The Fund will maintain segregated accounts consisting of cash, U.S. Government securities, or other high grade debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options and futures contracts to avoid leveraging of the Fund.


                                              INVESTMENT RESTRICTIONS

         The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

         1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

     2. (a) Borrow money, except from banks for temporary or emergency purposes. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

     (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

         3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (The Fund is not precluded from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         4. Purchase or sell real estate, commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the prospectus and in this Statement of Additional Information).

     5. Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

         6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, forward or repurchase transactions.

         7. Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Fund's assets may be invested without regard to this limitation.

         The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:


         8. Purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of a single issuer.

     9. Invest in any issuer for purposes of exercising control or management.

         10. Invest in securities of other investment companies which would result in the Fund owning more than 3% of the outstanding voting securities of any one such investment company, the Fund owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or the Fund owning securities of investment companies in the aggregate which would exceed 10% of the value of the Fund's total assets.

         11. Invest, in the aggregate, more than 5% of its total assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

         12. Invest more than 15% of its assets in securities of foreign issuers (including American Depositary Receipts with respect to foreign issuers, but excluding securities of foreign issuers listed and traded on a domestic national securities exchange).

     13. Invest in securities issued by UST Corp. (parent corporation of the Advisor).
         If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.


                                         DISTRIBUTIONS AND TAX INFORMATION

Distributions

         Dividends from net investment income and distributions from net profits from the sale of securities, if any, are generally made annually by the Fund after the conclusion of its fiscal year. Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the twelve month period ended October 31 of each year will also be distributed by December 31 of each year.

         Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

         The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). In order to qualify, the Fund must comply with all applicable requirements regarding the source of its income, diversification of its assets and timing of its distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes based on net income. The Fund will generally be subject to federal income tax on its undistributed net investment income and capital gains. To avoid federal excise taxes based on its net income, the Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and
(iii) any amounts from the prior calendar year that were not distributed.

         Net investment income consists of interest and dividend income and foreign currency gain, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

         Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

         Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholders have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

         The Fund may write, purchase or sell certain option, futures, and foreign currency contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless the Fund is eligible to make and makes a special election, such contracts that are "Section 1256 contracts" will be "marked-to-market" for federal income tax purposes at the end of each taxable year, i.e., each contract will be treated as sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in such contracts will be 60% long-term and 40% short-term capital gain or loss. Section 1092 of the Code, which applies to certain "straddles", may affect the taxation of the Fund's transactions in option, futures and foreign currency contracts. Under Section 1092 of the Code, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions.

         Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing, and character of income, gain or loss recognized by the Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables and foreign currency options and futures contracts (other than options, futures, and foreign currency contracts that are governed by the mark-to-market and 60%-40% rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss.

         One of the requirements for qualification as a regulated investment company is that less than 30% of the Fund's gross income must be derived from gains from the sale or other disposition of securities held for less than three months. Accordingly, the Fund may be restricted in effecting closing transactions within three months after entering into an option contract.

         A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption of Fund shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

         Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the Code. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

         The Fund will not be subject to tax in The Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable tax consequences of an investment in the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Fund.

     The foregoing discussion of the Code relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

         This discussion and the related discussion in the prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.


                                                    MANAGEMENT

Trustees

         The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers and their affiliations and principal occupations for the past five years are set forth below.



Steven J. Paggioli,* 46  President and Trustee


     479 West 22nd Street, New York, New York 10011. Executive Vice President, Robert H. Wadsworth & Associates, Inc. (consultants) since 1986; Executive Vice President of Investment Company Administration Corporation ("ICAC"; mutual fund administration and the Fund's Administrator), and Vice President of First Fund Distributors, Inc. ("FFD"; registered broker-dealer and the Fund's Distributor) since 1990.


Dorothy A. Berry, 52 Trustee and Chairman

40 Maple Lane, Copake, NY 12516. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook, 56 Trustee


     30 Rockefeller Plaza, New York, New York 10112. Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel, 57 Trustee


     333  Technology  Dr.,  Malvern,  PA  19355.   Managing  Director,   Premier
Solutions, Ltd. Formerly President, National Investor Data Services, Inc. (investment related computer software).


Rowley W.P. Redington, 51 Trustee

     260 Washington Street, Newark, New Jersey 07102. Vice President, PRS of New Jersey, Inc. (management consulting); Chief Financial Officer, Jersey Electronics, Inc. (formerly ESI, Inc.) (consumer electronics service and marketing); formerly President, Aveco Inc. (consumer electronic service and marketing) and formerly Chief Executive Officer, Rowley Associates (consultants).

Eric M. Banhazl*, 38 Treasurer

     2025 E. Financial Way, Suite 101, Glendora, California 91741. Senior Vice President, Robert H. Wadsworth & Associates, Inc., Senior Vice President of ICAC and Vice President of FFD since 1990. Formerly Vice President, Huntington Advisors, Inc. (investment advisors) 1988-90.

Robin Berger*, 39 Secretary

     479 West 22nd St., New York, New York 10011. Vice President, Robert H. Wadsworth & Associates, Inc. since June, 1993; formerly Regulatory and Compliance Coordinator, Equitable Capital Management, Inc. (1991-93), and Legal Product Manager, Mitchell Hutchins Asset Management (1988-91).

Robert H. Wadsworth*, 56 Vice President

     4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President of Robert H. Wadsworth & Associates, Inc. since 1982, President of ICAC and FFD since 1990.

*Indicates an "interested person" of the Trust as defined in the 1940 Act.



         Set forth below is the rate of compensation received by the following Trustees from the Fund and all other portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested trustees receive an annual retainer of $7,500 and a fee of $2,500 for each regularly scheduled meeting. These trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $4,500. The disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits are received by any Trustee or officer from the Fund or any other portfolios of the Trust. During the Fund's initial fiscal period ended June 30, 1996, trustees fees and expenses of $1,751 were allocated to the Fund.

Name of Trustee                          Total Compensation

Dorothy A. Berry                         $22,000
Wallace L. Cook                          $17,500
Carl A. Froebel                          $17,500
Rowley W. P. Redington                   $17,500




         The Fund receives investment advisory services pursuant to agreements with the Advisor and the Trust. Each such agreement, after its initial term, continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

Investment Advisor

         The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. United States Trust Company of Boston is the Advisor to the Fund. The Advisor is a Massachusetts-chartered banking and trust company and is a wholly-owned subsidiary of UST Corp., a Massachusetts bank holding company. It is located at 40 Court Street, Boston MA 02108. The Trust Department of the Advisor has managed funds as a fiduciary since 1895. Mr. Domenic Colasacco, Executive Vice President of UST Corp., and a member of UST Corp.'s Executive Policy Committee is the Fund's portfolio manager. He is the President of United States Trust Company and has been its Chief Investment Officer since 1980. Mr. Colasacco is a Chartered Financial Analyst and a member of the Boston Security Analysts' Society. Neither the Advisor nor UST Corp. is affiliated with United States Trust Company of New York.


         Under the Investment Advisory Agreement with the Fund, the Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 0.75% annually. During the Fund's initial fiscal period ended June 30, 1996, the Advisor received advisory fees of $241,607.


     The Investment Advisory Agreement continues in effect from year to year so long as such continuation is approved at least annually by (1) the Board of Trustees of the Trust or the vote of a majority of the outstanding shares of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by either the Fund or the Advisor upon sixty days' written notice and is automatically terminated in the event of its assignment as defined in the 1940 Act.

Administrator


         The Fund has entered into an Administration Agreement with Investment Company Administration Corporation ("ICAC"), a corporation owned in part and controlled by Messrs. Banhazl, Paggioli and Wadsworth. The Agreement provides that ICAC will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and ICAC. For its services, ICAC receives an annual fee equal to the greater of 0.10% of the Fund's average daily net assets or $30,000. During the Fund's initial fiscal period ended June 30, 1996 the Administrator received fees of $32,214


Distributor

         First Fund Distributors, (the "Distributor") a corporation owned by Messrs. Banhazl, Paggioli and Wadsworth, acts as the Fund's distributor and principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Fund and the Distributor continues in effect from year to year if approved at least annually by (I) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.


                                        EXECUTION OF PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.


     Purchases of portfolio securities for the Fund also may be made directly from issuers or from
                                                       B-14
underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund is subject to rules adopted by the National Association of Securities Dealers, Inc.

         While it is the Fund's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

         Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or Funds. In such event, the position of the Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or Funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.


         The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers. The Fund does not use the Distributor to execute its portfolio transactions. During the Fund's initial fiscal period ended June 30, 1996 brokerage commissions totalled $19,693.



                                  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

         Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

         The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in securities with a current market value equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.


                                           DETERMINATION OF SHARE PRICE

         As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of 4:00 p.m., New York City time, on each day the New York Stock Exchange is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund does not expect to determine the net asset value of its shares on any day when the Exchange is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

         In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on the National Association of Securities Dealers' National Market System (the
"NASDAQ National Market System") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or the NASDAQ National Market System on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on the NASDAQ National Market System are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

         `The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


                                              PERFORMANCE INFORMATION

         From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent year and the period from the Fund's inception of operations through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time.

         The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                                  P(1+T)n  =  ERV

     Where: P = a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted

            T   =  average annual total return

            n   =  number of years

     ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period


         Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period and gives effect to the maximum applicable sales charge. For the Fund's initial fiscal period ended June 30, 1996 the Fund's average annual total return was 10.59%. Its aggregate total return for the period was 8.75%.


         The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper
Analytical Services, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

         Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

                                                GENERAL INFORMATION

         Investors in the Fund will be informed of the Fund's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

     The Provident Bank, One East Fourth Street, Cincinnati, OH 45202 acts as Custodian of the securities and other assets of the Fund and as the Fund's transfer agent. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.

         Ernst & Young, LLP, 515 S. Flower St., Los Angeles, CA 90071 are the independent auditors for the Fund.

         Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104, are legal counsel to the Fund.

         The holders of beneficial interest of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of beneficial interest holder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any beneficial interest holder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any beneficial interest holder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a beneficial interest holder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

         The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.


                                               FINANCIAL STATEMENTS

         The annual report to shareholders for the Fund for the fiscal period ended June 30, 1996 is a separate document supplied with this Statement of Additional Information and the financial statements, acompanying notes and report of independent acocuntants appearing therein are incorporated by reference in this Statement of Additional Information.

                                                      APPENDIX

                                           Description of Bond Ratings*

Moody's Investors Service

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Standard & Poor's Corporation

     AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B: Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

*Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

                     STATEMENT OF ADDITIONAL INFORMATION


                              October 31, 1996

                           LEONETTI BALANCED FUND
                                 a series of
                      PROFESSIONALLY MANAGED PORTFOLIOS
                        1130 Lake Cook Road. Ste. 105
                           Buffalo Grove, IL 60089
                               (708) 520-0999




        This Statement of Additional Information is not a prospectus and it should be read in conjunction with the prospectus of the Leonetti Balanced Fund (the "Fund"). A copy of the prospectus of the Fund dated October, 31, 1996 is available by calling the number above or (212) 633-9700.

                              TABLE OF CONTENTS

                                                                     Page

The Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-2
Investment Objective and Policies . . . . . . . . . . . . . . . . . . B-2
Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . B-3
Distributions and Tax Information . . . . . . . . . . . . . . . . . . B-5
Management . . . . .  . . . . . . . . . . . . . . . . . . . . . . . . B-7
The Fund's Investment Advisor . . . . . . . . . . . . . . . . . . . . B-9
The Fund's Administrator. . . . . . . . . . . . . . . . . . . . . . . B-9
The Fund's Distributor. . . . . . . . . . . . . . . . . . . . . . . . B-10
Additional Purchase and Redemption Information  . . . . . . . . . . . B-12
Determination of Share Price  . . . . . . . . . . . . . . . . . . . . B-14
General Information . . . . . . . . . . . . . . . . . . . . . . . . . B-15
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . .  B-16

                                 THE TRUST

        Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios.

This Statement of Additional Information relates only to the Leonetti Balanced Fund series (the "Fund").


                      INVESTMENT OBJECTIVE AND POLICIES

        The Leonetti Balanced Fund (the "Fund") is a mutual fund with the investment objective of seeking total return through a combination of income and capital growth, consistent with preservation of capital. The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Fund will be attained.

Repurchase Agreements


     The Fund has reserved the right to enter into repurchase agreements, although it has no present intention to do so. The Fund might enter into such agreements in order to earn additional income on available cash, or as a defensive investment in periods when the Fund is primarily in short-term maturities. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and the most creditworthy registered securities dealers pursuant to procedures adopted and regularly reviewed by the Trust's Board of Trustees. The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Fund engages in repurchase transaction. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund's total assets would be invested in illiquid securities including such repurchase agreements.


        For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the investment manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

        Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When-Issued Securities


        The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund will establish a segregated account with its Custodian in which it will maintain liquid assets equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.


            INVESTMENT RESTRICTIONS

        The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

        1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

        2. (a) Borrow money, except from banks for temporary or emergency purposes. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

                (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

        3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

        4. Purchase or sell commodities or commodity contracts. (As a matter of operating policy, the Board of Trustees may authorize the Fund to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).

        5. Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

        6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges.

        7. Invest in any issuer for purposes of exercising control or management.

        The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:



        8. Invest in securities of other investment companies which would result in the Fund owning more than 3% of the outstanding voting securities of any one such investment company, the Fund owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or the Fund owning securities of investment companies in the aggregate which would exceed 10% of the value of the Fund's total assets.



        9. Invest, in the aggregate, more than 15% of its total assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity (other than securities that meet the requirements of Securities Act Rule 144A which the Trustees have determined to be liquid based on applicable trading markets).


        If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.


                      DISTRIBUTIONS AND TAX INFORMATION

Distributions

        Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually, as described in the Prospectus after the conclusion of the Fund's fiscal year (June 30). Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

        Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

        Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (I) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

        Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

        Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on that Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

        Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

        A redemption or exchange of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption or exchange of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. In determining gain or loss from an exchange of Fund shares for shares of another mutual fund, the sales charge incurred in purchasing the shares that are surrendered will be excluded from their tax basis to the extent that a sales charge that would otherwise be imposed in the purchase of the shares received in the exchange is reduced. Any portion of a sales charge excluded from the basis of the shares surrendered will be added to the basis of the shares received. Any loss realized upon a redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

        Under the Code, the Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Internal Revenue Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order
to avoid possible erroneous application of backup withholding.   The Fund
reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

        The Fund will not be subject to tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Fund.

        The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 31 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

     This discussion and the related discussion in the prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.


                  MANAGEMENT

Trustees

        The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of each of the Funds. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and the Funds. The current Trustees and officers and their affiliations and principal occupations for the past five years are set forth below.



Steven J. Paggioli,* 46  President and Trustee


479 West 22nd Street, New York, New York 10011. Executive Vice President, Robert
H. Wadsworth & Associates, Inc. (consultants); Executive Vice President of Investment Company Administration Corporation ("ICAC" mutual fund administration and the Fund's Administrator); Vice President of First Fund Distributors, Inc. ("FFD"), (registered broker-dealer).


Dorothy A. Berry, 52 Trustee and Chairman

40 Maple Lane, Copake, New York 12516. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).



Wallace L. Cook, 56 Trustee


30 Rockefeller Plaza, New York, New York 10112. Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.


Carl A. Froebel, 57 Trustee

333 Technology Dr., Malvern, PA 19355.   Managing Director, Premier Solutions,
Ltd; formerly President, National Investor Data Services, Inc. (investment related computer software).


Rowley W.P. Redington, 51 Trustee

260 Washington Street, Newark, New Jersey 07102. Vice President, PRS of New Jersey, Inc. (management consulting); Chief Financial Officer, Jersey Electronics, Inc. (formerly ESI, Inc.) (consumer electronics service and marketing); formerly President, Aveco Inc. (consumer electronic service and marketing) and formerly Chief Executive Officer, Rowley Associates (consultants).

Eric M. Banhazl*, 38 Treasurer

2025 E. Financial Way, Suite 101, Glendora, California 91740. Senior Vice President, Robert H. Wadsworth & Associates, Inc; Senior Vice President of ICAC and Vice President of FFD since 1990.

Robin Berger*, 39 Secretary

479 West 22nd St., New York, New York 10011. Vice President, Robert H. Wadsworth & Associates, Inc. since June, 1993; formerly Regulatory and Compliance Coordinator, Equitable Capital Management, Inc. (1991-93), and Legal Product Manager, Mitchell Hutchins Asset Management (1988-91).

Robert H. Wadsworth*, 56 Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President of Robert
H. Wadsworth & Associates, Inc., ICAC and FFD.

*Indicates an "interested person" of the Trust as defined in the 1940 Act.



        Set forth below is the rate of compensation received by the following Trustees from the Fund and all other portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested trustees receive an annual retainer of $7,500 and a fee of $2,500 for each regularly scheduled meeting. These trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $4,500. The disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits are received by any Trustee or officer from the Fund or any other portfolios of the Trust. During the Fund's initial fiscal period ended June 30, 1996, trustees fees and expenses of $2,754 were allocated to the Fund.


Name of Trustee                          Total Compensation

Dorothy A. Berry                         $22,000
Wallace L. Cook                          $17,500
Carl A. Froebel                          $17,500
Rowley W. P. Redington                   $17,500


         THE FUND'S INVESTMENT ADVISOR


        As stated in the Prospectus, investment advisory services are provided to the Fund by Leonetti & Associates, Inc., the Advisor, pursuant to an Investment Advisory Agreement. The Advisor is controlled by Mr. Michael Leonetti. The Investment Advisory Agreement continues in effect from year to year so long as such continuation is approved at least annually by (1) the Board of Trustees of the Trust or the vote of a majority of the outstanding shares of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by either the Fund or the Advisor upon sixty days' written notice and is automatically terminated in the event of its assignment as defined in the 1940 Act. Under the Investment Advisory Agreement, the Adviser receives monthly a fee at the annual rate of 1.00% of the Fund's average daily net assets. During the Fund's initial fiscal period ended June 30, 1996, the Adviser received fees of $83,530 under the Agreement.


        The use of the name "Leonetti" by the Fund is pursuant to a license granted by the Advisor, and in the event the Investment Advisory Agreement with the Fund is terminated, the Advisor has reserved the right to require the Fund to remove any references to the name "Leonetti."


                          THE FUND'S ADMINISTRATOR

        The Fund has entered into an Administration Agreement with Investment Company Administration Corporation (the "ICAC"), a corporation owned in part and controlled by Messrs. Banhazl, Paggioli and Wadsworth. The Agreement provides that ICAC will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and ICAC. For its services, ICAC receives a monthly fee at the following annual rate:

Average net assets                        Fee or fee rate

Under $15 million                        $30,000
$15 to $50 million                       0.20% of average net assets
$50 to $100 million                      0.15% of average net assets
$100 million to $150 million             0.10% of average net assets
Over $150 million                        0.05% of average net assets

During the Fund's initial fiscal period ended June 30, 1996, the Administrator received fees of $27,534.


                           THE FUND'S DISTRIBUTOR

        First Fund Distributors, Inc. (the "Distributor"), a corporation owned by Messrs. Banhazl, Paggioli and Wadsworth, acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Fund and the Distributor continues in effect from year to year if approved at least annually by (I) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.


                     EXECUTION OF PORTFOLIO TRANSACTIONS


        Pursuant to the Investment Management Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.


        Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

        In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

        While it is the Fund's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

        Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or Funds. In such event, the position of the Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or Funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.


        The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through such brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers. The Fund does not use the Distributor to execute its portfolio transactions. During the Fund's initial fiscal period ended June 30, 1996, the Fund paid brokerage commissions of $26,457.



               ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

        The Trust reserves the right in its sole discretion (I) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

        Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment;
in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

        The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in securities with a current market value equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

        The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

        As discussed in the Prospectus, the Fund provides a Check-A-Matic Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Check-A-Matic Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.


                        DETERMINATION OF SHARE PRICE

        As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of 4:00 p.m., New York City time, on each day the New York Stock Exchange is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund does not expect to determine the net asset value of its shares on any day when the Exchange is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

     In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day.

Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

     The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.



                           PERFORMANCE INFORMATION

        From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent year and the period from the Fund's inception of operations through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time.

        The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:


                               P(1+T)n  =  ERV

Where:  P   =  a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted

           T   =  average annual total return

           n   =  number of years

           ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period


        Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period and gives effect to the maximum applicable sales charge. The Fund's average annual total returns for the one-year period and from inception on August 1, 1995 through September 30, 1996 were 20.20% and 7.29% respectively.


        The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

        Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.


                             GENERAL INFORMATION

        Investors in the Fund will be informed of the Fund's progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

        Star Bank, 425 Walnut St., Cincinnati, OH 45202 acts as Custodian of the securities and other assets of the Fund. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. American Data Services, 24 West Carver St., Huntington, NY, 11743 acts as the Fund's transfer and shareholder service agent.

        Ernst & Young, LLP, 515 S. Flower St., Los Angeles, CA 90071 are the independent auditors for the Fund.

        Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104, are legal counsel to the Fund.



        On October 7, 1996, the following persons owned of record more that 5% of the Fund's outstanding voting securities:


        Star Bank, NA, Custodian for Frank G. Valeria IRA Account, Niles, IL, 60714; 14.06%

        Charles Schwab & Co., Special Custody Account, San Francisco, CA 94104; 13.67%

        Aetna Screw Products Co., Retirement Plan #1, Niles, IL, 60714; 5.93%


        The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.


        The Trust is registered with the SEC as a management investment company.

Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.



             FINANCIAL STATEMENTS


        The annual report to shareholders for the Fund for the fiscal period ended June 30, 1996 is a separate document supplied with this Statement of Additional Information and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this Statement of Additional Information.

                    STATEMENT OF ADDITIONAL INFORMATION


                             October 31, 1996


                          LIGHTHOUSE GROWTH FUND
                                a series of
                     PROFESSIONALLY MANAGED PORTFOLIOS
                      10000 Memorial Drive, Suite 660
                             Houston, TX 77024
                              (713) 688-6881




This Statement of Additional Information is not a prospectus and it should be read in conjunction with the prospectus of the Lighthouse Growth Fund (the "Fund"). A copy of the prospectus of the Fund dated October 31, 1996 is available by calling the number listed above or (212) 633-9700.




                             TABLE OF CONTENTS

                                                                        Page

The Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-2
Investment Objective and Policies . . . . . . . . . . . . . . . . . . B-2
Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . B-6
Distributions and Tax Information . . . . . . . . . . . . . . . . . . B-7
Management . . . . .  . . . . . . . . . . . . .. . . . . . . . . . . .B-14
Additional Purchase and Redemption Information  . . . . . . . . . . . B-16
 Determination of Share Price  . . . . . . . . . . . . . . . . . . . .B-17
General Information     . . . . . . . . . . . . . . . . . . . . . . . B-18
Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . B-19

THE TRUST

Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This Statement of Additional Information relates only to the Lighthouse Growth Fund series (the "Fund").


INVESTMENT OBJECTIVE AND POLICIES

        The Lighthouse Growth Fund (the "Fund") is a mutual fund with the investment objective of seeking growth of capital. The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Fund will be attained.


Repurchase Agreements


        The Fund may enter into repurchase agreements as discussed in the Prospectus. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration.
The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund's total assets would be invested in illiquid securities including such repurchase agreements.


        For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the investment manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

        Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.


Other Investment Practices

        The Fund is authorized to make use of the following investment practices, but only to the extent of up to 5% of its net assets with respect to any given practice.


Securities Lending

        Although the Fund's objective is growth of capital, the Fund reserves the right to lend its portfolio securities in order to generate income from time to time. Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities who are not affiliated with the Advisor or Distributor and whose creditworthiness is acceptable to the Advisor. The borrower must deliver to the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the loaned securities at all times during the loan, marked to market daily. During the time the portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities. The Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income if the borrower has delivered equivalent collateral or a letter of credit. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time. It is not anticipated that more than 5% of the value of the Fund's portfolio securities will be subject to lending.


Foreign Investments

The Fund may invest in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

        Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

        Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an Adviser will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

        American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

        ADR's and closed-end investment companies traded in U.S. markets are not considered foreign securities for purposes of the 5% limitation on investments in foreign issuers noted above.


Options Transactions

        The Fund may purchase and write call and put options on securities and securities indexes. Transactions in options on securities and on indexes involve certain risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.


        There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

        If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; such losses may be mitigated or exacerbated by changes in the value of the Fund's securities during the period the option was outstanding.

        Options markets may not be liquid in all circumstances and certain over the counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction at all or without incurring losses. Although the use of options for hedging should minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. If losses were to result from the use of such transactions, they could reduce net asset value and possibly income.


Leverage Through Borrowing

        The Fund may borrow money for leveraging purposes. Leveraging creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced.


INVESTMENT RESTRICTIONS

        The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

2. (a) Borrow money, except as stated in the Prospectus and this Statement of Additional Information. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

        (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

4. Purchase or sell commodities or commodity contracts (the Board of Trustees may in the future authorize the Fund to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).

5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures or repurchase transactions.

7.      Invest in any issuer for purposes of exercising control or management.


        The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

8. Invest in securities of other investment companies which would result in the Fund owning more than 3% of the outstanding voting securities of any one such investment company, the Fund owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or the Fund owning securities of investment companies in the aggregate which would exceed 10% of the value of the Fund's total assets.



9. Invest, in the aggregate, more than 15% of its total assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

        If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except with respect to policies on borrowing or as otherwise noted.


DISTRIBUTIONS AND TAX INFORMATION

Distributions


        Dividends from net investment income and distributions from net profits from the sale of securities, if any, are generally made annually by the Fund after the conclusion of its fiscal year (August 31). Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the twelve month period ended October 31 of each year will also be distributed by December 31 of each year.


        Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.


Tax Information

        The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). In order to qualify, the Fund must comply with all applicable requirements regarding the source of its income, diversification of its assets and timing of its distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes based on net income. The Fund will generally be subject to federal income tax on its undistributed net investment income and capital gains. To avoid federal excise taxes based on its net income, the Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year,
(ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and
(iii) any amounts from the prior calendar year that were not distributed.

        Net investment income consists of interest and dividend income and foreign currency gain, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.


        Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

        Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholders have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

        The Fund may write, purchase or sell certain option, futures, and foreign currency contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless the Fund is eligible to make and makes a special election, such contracts that are "Section 1256 contracts" will be "marked-to-market" for federal income tax purposes at the end of each taxable year, i.e., each contract will be treated as sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in such contracts will be 60% long-term and 40% short-term capital gain or loss. Section 1092 of the Code, which applies to certain "straddles", may affect the taxation of the Fund's transactions in option, futures and foreign currency contracts. Under
Section 1092 of the Code, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions.

        One of the requirements for qualification as a regulated investment company is that less than 30% of the Fund's gross income must be derived from gains from the sale or other disposition of securities held for less than three months. Accordingly, the Fund may be restricted in effecting closing transactions within three months after entering into an option contract.


        A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption of Fund shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

        Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the Code. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

        The Fund will not be subject to tax in The Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable tax consequences of an investment in the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Fund.

        The foregoing discussion of the Code relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

        This discussion and the related discussion in the prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.


MANAGEMENT

Trustees

        The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers and their affiliations and principal occupations for the past five years are set forth below.


Steven J. Paggioli,* 46  President and Trustee


479 West 22nd Street, New York, New York 10011. Executive Vice President, Robert
H. Wadsworth & Associates, Inc. (consultants) since 1986; Executive Vice President of Investment Company Administration Corporation ("ICAC"; mutual fund administrator and the Fund's Administrator), and Vice President of First Fund Distributors, Inc. ("FFD"; registered broker-dealer and the Fund's Distributor) since 1990.


Dorothy A. Berry, 52 Trustee

40 Maple Lane, Copake, New York 12516. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook, 56 Trustee


30 Rockefeller Plaza, New York, New York 10112. Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.



Carl A. Froebel, 57 Trustee

333 Technology Dr., Malvern, PA 19355. Managing Director, Premier Solutions, Ltd. Formerly Founder and President, National Investor Data Services, Inc. (investment related computer software).


Rowley W.P. Redington, 51 Trustee

260 Washington Street, Newark, New Jersey 07102. Vice President, PRS of New Jersey, Inc. (management consulting); Chief Financial Officer, Jersey Electronics, Inc. (formerly ESI, Inc.) (consumer electronics service and marketing); formerly President, Aveco Inc. (consumer electronic service and marketing) and formerly Chief Executive Officer, Rowley Associates (consultants).


Eric M. Banhazl*, 38 Treasurer

2025 E. Financial Way, Suite 101, Glendora, California 91741. Senior Vice President, Robert H. Wadsworth & Associates, Inc., Senior Vice President of ICAC and Vice President of FFD since 1990.


Robin Berger*, 39 Secretary

479 West 22nd St., New York, New York 10011. Vice President, Robert H. Wadsworth & Associates, Inc. since June, 1993; formerly Regulatory and Compliance Coordinator, Equitable Capital Management, Inc. (1991-93), and Legal Product Manager, Mitchell Hutchins Asset Management (1988-91).


Robert H. Wadsworth*, 56 Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President of Robert
H. Wadsworth & Associates, Inc. since 1982, President of ICAC and FFD since
1990.


*Indicates an "interested person" of the Trust as defined in the 1940 Act.




        Set forth below is the rate of compensation received by the following Trustees from the Fund and all other portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested trustees receive an annual retainer of $7,500 and a fee of $2,500 for each regularly scheduled meeting. These trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer or $4,500. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the Fund or any other portfolios of the Trust. During the Fund's initial fiscal period ended August 31, 1996 Trustees' fees and expenses in the amount of $2,038 were allocated to the Fund.

Name of Trustee                 Total Compensation

Dorothy A. Berry                        $22,000
Wallace L. Cook                         $17,500
Carl A. Froebel                         $17,500
Rowley W.P. Redington                   $17,500



        The officers of the Trust receive no compensation directly from it for performing the duties of their offices. However, those officers and Trustees of the Trust who are officers and/or stockholders of those companies that render administrative services to the Trust as noted below may receive remuneration indirectly because of fees that these companies receive from the Trust. As of the date of this Statement of Additional Information, the Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of any Fund. Trustees receive no retirement benefits or deferred compensation from the Trust.

        The Fund receives investment advisory services pursuant to agreements with the Advisor and the Trust. Each such agreement, after its initial term, continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.


Investment Advisor

        The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. The Advisor is located at 10000 Memorial Drive, Suite 660, Houston, TX 77024. The Advisor was founded in 1988 and is controlled by Mr. Paul G. Horton, President and Managing Director and Mr. Kevin P. Duffy, Research Director and Portfolio Manager. While the Advisor has not previously advised a registered investment company, it provides investment advisory services to individual and institutional investors with assets of approximately $200 million. Mr. Duffy is responsible for management of the Fund's portfolio.


        Under the Investment Advisory Agreement with the Fund, the Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 1.25%
annually.   During the Fund's initial fiscal period ended August 31, 1996 advisory fees totaled $92,926, of which $71,298 was waived by the advisor in order to limit the Fund's operating expenses to no more than 2.00% of average net assets.


        The Investment Advisory Agreement continues in effect from year to year so long as such continuation is approved at least annually by (1) the Board of Trustees of the Trust or the vote of a majority of the outstanding shares of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by either the Fund or the Advisor upon sixty days' written notice and is automatically terminated in the event of its assignment as defined in the 1940 Act.


Administrator

        The Fund has entered into an Administrative Agreement with Investment Company Administration Corporation ('ICAC'), a corporation owned in part and controlled by Messrs. Banhazl, Paggioli and Wadsworth. The Agreement provides that ICAC will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's ability to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and ICAC. For its services, ICAC receives a monthly fee at the following annual rate:

Average net assets of the Fund                  Fee or fee rate

Under $15 million                               $30,000
$15 to $50 million                              0.20% of average net assets
$50 to $100 million                             0.15% of average net assets
$100 to $150 million                            0.10% of average net assets
Over $150 million                               0.05% of average net assets


        During the Fund's initial fiscal period ended August 31, 1996, the Administrator received fees of $24,698.



Distributor

        First Fund Distributors, (the "Distributor") a corporation owned by Messrs. Banhazl, Paggioli and Wadsworth, acts as the Fund's distributor and principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Fund and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.


        The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement of, or in anticipation of, expenses incurred for distribution related activity. During the Fund's initial fiscal period ended August 31, 1996, the Fund paid fees of $18,585 to the Distributor, which consisted of $13,794 in marketing and mailing expenses, $3,915 in printing expenses and $876 in travel and enteratainment expenses relating to the distribution of the Fund's shares.



EXECUTION OF PORTFOLIO TRANSACTIONS

        Pursuant to the Investment Management Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

        Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

        In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio may be placed with broker-dealers who sell shares of the Fund is subject to rules adopted by the National Association of Securities Dealers, Inc.

        While it is the Fund's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services were not imputed just to the Fund and may be useful to the Advisor in advising other clients. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Fund and the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to the Fund or assist the Advisor in carrying out its responsibilities to the Fund. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

        Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or Funds. In such event, the position of the Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or Funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.


        The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through such brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers. The Fund does not use the Distributor to execute its portfolio transactions. During the Fund's initial fiscal period ended August 31,1996, brokerage commissions paid by the Fund totaled $31,341.



ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

        The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

        Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

        The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in securities with a current market value equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

        The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

        As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of this Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.


DETERMINATION OF SHARE PRICE

        As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of 4:00 p.m., New York City time, on each day the New York Stock Exchange is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund does not expect to determine the net asset value of its shares on any day when the Exchange is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

        In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

        The net asset value per share of the Fund is calculated  as follows:
all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.



PERFORMANCE INFORMATION

        From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent year and the period from the Fund's inception of operations through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time.

        The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                              P(1+T)n  =  ERV

Where:  P   =  a hypothetical initial purchase order of $1,000 from which the
maximum                         sales load is deducted

                T   =  average annual total return

                n   =  number of years

                ERV =  ending redeemable value of the hypothetical $1,000
purchase at the end of          the period


        Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period and gives effect to the maximum applicable sales charge. The Fund's average annual total return for the one year period from inception on September 29, 1996 through September 30, 1996 was 12.92%


        The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

        Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.


GENERAL INFORMATION


        Investors in the Fund will be informed of the Fund's progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

        Star Bank N.A., 425 Walnut St., Cincinnati, OH 45202 acts as Custodian of the securities and other assets of the Fund. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. American Data Services, Inc. 24 West Carver St., Huntington, NY 11743 is the Fund's Transfer and Dividend Disbursing Agent.

        Ernst & Young LLP, 515 South Flower St., Los Angeles, CA 90071 are the independent auditors for the Fund.

        Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104, are legal counsel to the Fund.


        On October 7, 1996, Charles Schwab & Co. Special Custody Account for Customers, San Francisco, CA owned of record 33.27% of the Fund's outstanding voting securities.


        The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

        The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.



                           FINANCIAL STATEMENTS

        The annual report to shareholders for the Fund for the fiscal year ended August 31,1996 is a separate document supplied with this Statement of Additional Information and the financial statements, therein are incorporated by reference in this Statement of Additional Information.

                       STATEMENT OF ADDITIONAL INFORMATION


                                October 31, 1996


                         U.S. GLOBAL LEADERS GROWTH FUND
                                   a series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                                630 Fifth Avenue
                               New York, NY 10111
                                 (212) 765-5350



This Statement of Additional Information is not a prospectus and it should be read in conjunction with the prospectus of the U.S. Global Leaders Growth Fund (the "Fund"). A copy of the prospectus of the Fund dated October 31, 1996 is available by calling the number listed above or (212) 633- 9700.





                                TABLE OF CONTENTS

                                                                         Page

The Trust . . . . . . . . . . . . . .  . . . . . . . . . . . . . . . . .    B-2
Investment Objective and Policies . .  . . . . . . . . . . . . . . . .    B-2
Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . .    B-4
Distributions and Tax Information . . . . . . . . . . . . . . . . . . .    B-6
Management . . . . .  . . . . . . . .  . . . . . . . . . . . . . . . . .    B-7
Investment Advisor . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-10
Administrator . . . . . . . . . . . .  . . . . . . . . . . . . . . . .   B-10
Distributor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-11
Execution of Portfolio Transactions .  . . . . . . . . . . . . . . . . . . B-11
Additional Purchase and Redemption Information  . . . . . . . . . . . .    B-13
Determination of Share Price  . . . . . . . . . .  . . . . . . . . . . .   B-14
Performance Information . . . . . . . . . . . . .  . . . . . . . . . . .    B-14
General Information . . . . . . . . . . . . . . . . . . . . . . . . . .    B-15
Financial Statements. . . . . . . . . . . . . . .  . . . . . . . . . . .    B-16

                                                     THE TRUST

Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This Statement of Additional Information relates only to the U.S.
Global Leaders Growth Fund series (the "Fund").


                                         INVESTMENT OBJECTIVE AND POLICIES

The U.S. Global Leaders Growth Fund (the "Fund") is a mutual fund with the investment objective of seeking growth of capital. The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Fund will be attained.

Repurchase Agreements

The Fund may enter into repurchase agreements as discussed in the Prospectus. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration.

The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund's total assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the investment manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Foreign Investments

The Advisor is permitted to invest up to 25% of the Fund's net assets in foreign companies, although the level of such investment is not expected to exceed 15% under normal circumstances. The Advisor intends to invest only in large capitalization, well established foreign issuers the securities of which are traded in the U.S., and which present their financial data in accordance with generally accepted accounting principles in the U.S. Thus, the Advisor thus expects that there will be little, if any risk associated with its foreign investments.

The risks associated with foreign issuers include political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. While the Advisor believes it unlikely that the companies and countries in which the Advisor invests would be subject to such circumstances, there is no assurance that the Advisor will be able to anticipate or counter these potential events in selecting foreign issuers for the Fund's portfolio.

                                              INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

1. Make loans to others, except (a) through the occasional purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

     2. (a) Borrow money, except as stated in the Prospectus and this Statement of Additional Information. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

     (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

4. Purchase or sell commodities or commodity contracts (the Board of Trustees may in the future authorize the Fund to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).

     5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

7.       Invest in any issuer for purposes of exercising control or management.

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:


8. Invest in securities of other investment companies which would result in the Fund owning more than 3% of the outstanding voting securities of any one such investment company, the Fund owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or the Fund owning securities of investment companies in the aggregate which would exceed 10% of the value of the Fund's total assets.

9. Invest, in the aggregate, more than 15% of its total assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.


If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.


                                         DISTRIBUTIONS AND TAX INFORMATION

Distributions

Dividends from net investment income and distributions from net profits from the sale of securities, if any, are generally made annually by the Fund after the conclusion of its fiscal year (June 30). Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the twelve month period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). In order to qualify, the Fund must comply with all applicable requirements regarding the source of its income, diversification of its assets and timing of its distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes based on net income. The Fund will generally be subject to federal income tax on its undistributed net investment income and capital gains. To avoid federal excise taxes based on its net income, the Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed.

Net investment income consists of interest and dividend income and foreign currency gain, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholders have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

One of the requirements for qualification as a regulated investment company is that less than 30% of the Fund's gross income must be derived from gains from the sale or other disposition of securities held for less than three months. Accordingly, the Fund may be restricted in effecting closing transactions within three months after entering into an option contract.

A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption of Fund shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of

Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the Code. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The Fund will not be subject to tax in The Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable tax consequences of an investment in the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Fund.

Non-U.S. Shareholders. Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate), if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

This discussion and the related discussion in the prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.


                                                    MANAGEMENT

Trustees

The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers and their affiliations and principal occupations for the past five years are set forth below.


Steven J. Paggioli,* 46  President and Trustee


     479 West 22nd Street, New York, New York 10011. Executive Vice President, Robert H. Wadsworth & Associates, Inc. (consultants) since 1986; Executive Vice President of Investment Company Administration Corporation ("ICAC" mutual fund administrator and the Fund's Administrator), and Vice President of First Fund Distributors, Inc. ("FFD"; registered broker-dealer and the Fund's Distributor) since 1990.


Dorothy A. Berry, 52 Trustee and Chairman

40 Maple Lane, Copake, New York 12516. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).


Wallace L. Cook, 56 Trustee

     30 Rockefeller Plaza, New York, New York 10112. Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.



Carl A. Froebel, 57 Trustee


     333  Technology  Dr.,  Malvern,  PA  19355.   Managing  Director,   Premier
Solutions, Ltd. Formerly President, National Investor Data Services, Inc. (investment related computer software).


Rowley W.P. Redington, 51 Trustee


     260 Washington Street, Newark, New Jersey 07102. Vice President, PRS of New Jersey, Inc. (management consulting); Chief Financial Officer, Jersey Electronics, Inc. (formerly ESI, Inc.) (consumer electronics service and marketing); formerly President, Aveco Inc. (consumer electronic service and marketing) and formerly Chief Executive Officer, Rowley Associates (consultants).

Eric M. Banhazl*, 38 Treasurer

     2025 E. Financial Way, Suite 101, Glendora, California 91741. Senior Vice President, Robert H. Wadsworth & Associates, Inc., Senior Vice President of ICAC and Vice President of FFD since 1990.

Robin Berger*, 39 Secretary

     479 West 22nd St., New York, New York 10011. Vice President, Robert H. Wadsworth & Associates, Inc. since June, 1993; formerly Regulatory and Compliance Coordinator, Equitable Capital Management, Inc. (1991-93), and Legal Product Manager, Mitchell Hutchins Asset Management (1988-91).

Robert H. Wadsworth*, 56 Vice President

     4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President of Robert H. Wadsworth & Associates, Inc. since 1982, President of ICAC and FFD since 1990.

*Indicates an "interested person" of the Trust as defined in the 1940 Act.


Set forth below is the rate of compensation received by the following Trustees from the Fund and all other portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested trustees receive an annual retainer of $7,500 and a fee of $2,500 for each regularly scheduled meeting. These trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $4,500. The disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits are received by any Trustee or officer from the Fund or any other portfolios of the Trust. During the Fund's initial fiscal period ended June 30, 1996, $1,493 of Trustees' fees and expenses were allocated to the Fund.


Name of Trustee                          Total Compensation

Dorothy A. Berry                         $22,000
Wallace L. Cook                          $17,500
Carl A. Froebel                          $17,500
Rowley W. P. Redington                   $17,500


The Fund receives investment advisory services pursuant to agreements with the Advisor and the Trust. Each such agreement, after its initial term, continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

                                                INVESTMENT ADVISOR

The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. The Advisor is located at 630 Fifth Avenue, New York, NY 10111. The Advisor was founded in 1968 and is controlled by Mr. George M. Yeager, President. While the Advisor has not previously advised a registered investment company, it provides investment advisory services to individual and institutional investors with assets of over $250 million. Mr. Yeager is responsible for management of the Fund's portfolio.


Under the Investment Advisory Agreement with the Fund, the Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 1.00% annually. During the Fund's initial fiscal period ended June 30, 1996, the Advisor reimbursed fees and expenses totaling $43,575, including its advisory fee of $40,684.



The Investment Advisory Agreement continues in effect from year to year so long as such continuation is approved at least annually by (1) the Board of Trustees of the Trust or the vote of a majority of the outstanding shares of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by either the Fund or the Advisor upon sixty days' written notice and is automatically terminated in the event of its assignment as defined in the 1940 Act.


                                                   ADMINISTRATOR

The Fund has entered into an Administrative Agreement with Investment Company Administration Corp. ("ICAC"), a corporation owned in part and controlled by Messrs. Banhazl, Paggioli and Wadsworth. The Agreement provides that ICAC will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and ICAC. For its services, ICAC receives a monthly fee at the following annual rate:

Average net assets                           Fee or fee rate

Under $15 million                           $30,000
$15 to $50 million                          0.20% of average net assets
$50 to $100 million                         0.15% of average net assets
$100 million to $150 million                0.10% of average net assets
Over $150 million                           0.05% of average net assets



During the Fund's initial fiscal period ended June 30, 1996, the Administrator received fees of $20,027.



                                                    DISTRIBUTOR

First Fund Distributors, (the "Distributor") a corporation owned by Messrs. Banhazl, Paggioli and Wadsworth, acts as the Fund's distributor and principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Fund and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.


                                        EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Investment Management Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

While it is the Fund's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or Funds. In such event, the position of the Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or Funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.


The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through such brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers. The Fund does not use the Distributor to execute its portfolio transactions. Brokerage commissions paid by the Fund during its initial fiscal period ended June 30, 1996 totaled $7,275.



                                  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Trust reserves the right in its sole discretion (I) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund, which may take up to fifteen days after purchase.

The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in securities with a current market value equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

                                           DETERMINATION OF SHARE PRICE

As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of 4:00 p.m., New York City time, on each day the New York Stock Exchange is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund does not expect to determine the net asset value of its shares on any day when the Exchange is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


                                              PERFORMANCE INFORMATION

From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent year and the period from the Fund's inception of operations through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time.

The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                                  P(1+T)n  =  ERV

     Where: P = a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted

            T   =  average annual total return

            n   =  number of years


     ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period


Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period and gives effect to the maximum applicable sales charge. The Fund's total return for the one year period and from inception on September 29, 1995 through September 30, 1996 were 30.04% and 29.85%, respectively.


The Fund's total return may be compared to that of certain broad based statistical market averages, such as the Dow Jones Industrial Average, Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.


                                                GENERAL INFORMATION

Investors in the Fund will be informed of the Fund's progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

Star Bank, 425 Walnut Street, Cincinnati, OH 45202 acts as Custodian of the securities and other assets of the Fund. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. American Data Services, 24 West Carver St., Huntington, NY 11743 is the Fund's Transfer and Dividend Disbursing Agent.

Ernst & Young, 515 S. Flower St., Los Angeles, CA 90071 are the independent auditors for the Fund.

Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104, are legal counsel to the Fund.


On October 7, 1996, the following persons owned of record and beneficially more than 5% of the Fund's outstanding voting securities:

     BHC Securities Inc. Trade Account, Philadelphia, PA 19103; 59.40% record.

         Lazard Freres & Co. LLC, New York, NY 10271; 19.66% record.

         Charlotte D. Nau, Bronxville, NY 10708; 5.75%, record and beneficially



The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.


                                               FINANCIAL STATEMENTS

The annual report to shareholders for the Fund for the fiscal period ended June 30, 1996 is a separate document supplied with this Statement of Additional Information and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this Statement of Additional Information.

                        PROFESSIONALLY MANAGED PORTFOLIOS

                                    FORM N-1A
                                     PART C

Item 24.  Financial Statements and Exhibits.


         (a) Financial Statements: Financial Statements for the fiscal year ended March 31, 1996: Incorporated by reference from the annual reports to shareholders for the fiscal year ended March 31, 1996; ) (Avondale Total Return, Hodges, Osterweis, Perkins Opportunity and Women's Equity Mutual Fund Series).

                  Financial Statements for the fiscal year ended August
                  31, 1996: Incorporated by Reference from the annual reports to shareholders for the fiscal year ended August 31, 1996
          (Academy Value, Lighthouse Growth and Trent Equity Fund Series).


                  Financial Statements for the fiscal yer ended December 31, 1995; Incorporated by Reference from the annual reports to shareholders for the fiscal period ended
                  December 31, 1995 (Insightful Investor Growth Fund Series, Matrix Growth Fund Series, Matrix Emerging Growth Fund Series)

                  Financial Statements for the fiscal year ended June 30, 1996; Incorporated by Reference from the annual report for the fiscal period ended June 30, 1996 (Boston Managed Growth Fund, Leonetti Balanced Fund and U.S. Global Leaders Growth Fund series).

         (b)  Exhibits:

                  (1)      Agreement and Declaration of Trust-2

                  (2)  By-Laws--2

                  (3)  Voting Trust Agreement -- Not applicable

                  (4)  Specimen Share Certificate-3

                  (5)  Form of Investment Advisory Agreement-1

                  (6)  Form of Distribution Agreement-1

                       (7) Benefit Plan -- Not applicable

          (8)  Form of Custodian and Transfer Agent
                 Agreements-6

                  (9)  Form of Administration Agreement-6

                  (10) Consent and Opinion of Counsel as to legality of shares-3

                  (11)  Consent of Accountants-2

                  (12) All Financial Statements omitted from Item 23 -- Not applicable

                  (13) Letter of Understanding relating to initial capital-3

                  (14)  Model Retirement Plan Documents - Not applicable

                  (15)  Form of Plan pursuant to Rule 12b-1 -1

                  (16)  Schedule for Computation of Performance
                Quotations-5


1 Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on January 16, 1996.

2 Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29,
1995.

3 Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on April 13, 1987.

4 Incorporated by reference to Post-effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on May 2, 1991.

5 Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed on June 17, 1992.

Item 25. Persons Controlled by or under Common Control with
Registrant.

         As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

Item 26. Number of Holders of Securities.


                                                   Number of Record
                                                  Holders as of
                  Title of Class                     October 1, 1996

Shares of Beneficial Interest, no par value:

          Academy Value Fund                         136
          Avondale Total Return Fund                 151
          Boston Managed Growth Fund                 129
          Hodges Fund                                124
          Osterweis Fund                             127
          Perkins Opportunity Fund                 8,788
          ProConscience Womens Equity Fund           486
          Trent Equity Fund                          131
          Matrix Growth Fund                         465
          Matrix Emerging Growth Fund                 61
          Insightful Investor Growth Fund            110
          Leonetti Balanced Fund                     330
          U.S.Global Leaders Growth Fund              34
          Harris, Bretall, Sullivan & Smith
           Growth Equity Fund                         41
          Pzena Focused Value Fund                    38
          Titan Financial Services Fund              106


Item 27.  Indemnification

         The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration
Statement.

         In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.



Item 28.  Business and Other Connections of Investment Adviser.

         With respect to Investment Advisors, the response to this item is incorporated by reference to their Form ADVs as amended:


      Herbert R. Smith & Co, Inc.        File No. 801-7098
      Hodges Capital Management, Inc.    File No. 801-35811
      Perkins Capital Management, Inc.   File No. 801-22888
      Osterweis Capital Management       File No. 801-18395
      Pro-Conscience Funds, Inc.         File No. 801-43868
      Trent Capital Management, Inc.     File No. 801-34570
      Academy Capital Management         File No. 801-27836
      Sena, Weller, Rohs, Williams       File No. 801-5326
      Insightful Management Company      File No. 801-46565
      Leonetti & Associates, Inc.        File No. 801-36381
      Lighthouse Capital Management      File No. 801-32168
      Yeager, Wood & Marshall, Inc.      File No. 801-4995
      Harris Bretall Sullivan & Smith    File No. 801-7369
      Pzena Investment Management LLC    File No. 801-50838
      Titan Investment Advisers, LLC     File No. 801-51306
      Pacific Gemini Partners LLC        File No. 801-50007

    With respect to United States Trust Company of Boston,  the response to this item is incorporated by reference to the responses to Item 5 of Part A and Item 16 of Part B ("Management")of Post-Effective Amendment No. 20 to the Registration Statement.

Item 29.  Principal Underwriters.

         (a) First Fund Distributors, Inc. (the "Distributor") is the principal underwriter all series of the Registrant except for the Hodges Fund, the Matrix Growth Fund, the Matrix Emerging Growth Fund and the Insightful Investor Growth Fund. The Distributor acts as principal underwriter for the following other investment companies:


            Berger/BIAM International Fund
                RNC Mutual Fund Group, Inc.
            Hotchkis and Wiley Funds
                PIC Investment Trust
            Rainier Investment Management Mutual Funds
            Guinness Flight Investment Funds
            Jurika & Voyles Fund Group
            O'Shaughnessy Funds, Inc.
            Masters Concentrated Select Trust


     First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund. Newcomb & Company, 6 New England Executive Park, Ste. 400, Burlington, MA 01803 acts as Distributor for the Insightful Investor Growth Fund.

         (b)  The officers of First Fund Distributors, Inc. are:

         Robert H. Wadsworth                         President & Treasurer
         Eric Banhazl                                Vice President
         Steven J. Paggioli                          Secretary


         Each officer's business address is 4455 E. Camelback Rd., Ste.
261-E, Phoenix, AZ 85018.   Mr. Paggioli serves as President and a

Trustee of the Registrant. Mr. Wadsworth serves as Vice President of the Registrant. Mr. Banhazl serves as Treasurer of the Registrant.

         c. Incorporated by reference from the Statement of Additional Information filed herewith as Part B.


Item 30.  Location of Accounts and Records.


         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 479 West 22nd Street, New York, NY 10011 and 2025 E. Financial Way, Ste. 101, Glendora, CA 91741.


Item 31. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.


Item 32.  Undertakings

    The registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of each Fund's latest annual report to shareholders, upon request and without charge.

                           SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on October 21, 1996.


                              PROFESSIONALLY MANAGED PORTFOLIOS

                                  By  /S/ Steven J. Paggioli
                                      Steven J. Paggioli
                                      President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/S/ Steven J. Paggioli          Trustee       October 21, 1996
Steven J. Paggioli

/S/ Eric M. Banhazl              Principal     October 21, 1996
Eric M. Banhazl                   Financial

                                   Officer
Dorothy A. Berry                  Trustee       October 21, 1996
*Dorothy A. Berry

Wallace L. Cook                   Trustee       October 21, 1996
*Wallace L. Cook

Carl A. Froebel                   Trustee       October 21, 1996
*Carl A. Froebel

Rowley W. P. Redington            Trustee       October 21, 1996
*Rowley W. P. Redington


* By /S/ Steven J. Paggioli
     Steven J. Paggioli, Attorney-in-Fact under powers of
     attorney as filed with Post-Effective Amendment No. 20 to the Registration Statement filed on May 17, 1995